UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor

New York , NY 10004

(Address of principal executive offices) (Zip code)

Daniel D. O’Neill

33 Whitehall Street, 10th Floor

New York, NY 10004

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2012

Date of reporting period: February 29, 2012

Item 1. Reports to Stockholders.

SEMI–ANNUAL REPORT FEBRUARY 29, 2012

33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511

BULL FUNDS	BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS
Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)

FIXED INCOME FUNDS
Direxion Monthly 10 Year Note Bull 2X Fund (DXKLX) Dynamic HY Bond Fund (PDHYX)	Direxion Monthly 10 Year Note Bear 2X Fund (DXKSX) HY Bear Fund (PHBRX)

SPECIALTY FUNDS
Direxion Monthly Commodity Bull 2X Fund (DXCLX)

INTERNATIONAL FUNDS
Direxion Monthly Emerging Markets Bull 2X Fund (DXELX) Direxion Monthly China Bull 2X Fund (DXHLX)	Direxion Monthly Emerging Markets Bear 2X Fund (DXESX)

MONEY MARKET FUNDS
U.S. Government Money Market Fund (DXMXX)

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds (the “Funds”) covers the period from September 1, 2011 to February 29, 2012 (the “Semi-Annual Period”). During the Semi-Annual Period, the global landscape continued to be consumed by debt, debate, downgrades and potential default; both in the U.S. and overseas. Despite the upheaval caused by the global financial system’s need to deleverage, the U.S. economy ended the Semi-Annual Period looking a bit stronger. Lurking in the background, however, is the specter of Europe. The absence of any disastrous news from Europe during the beginning of 2012 has helped keep a firm undertone to the market, but the problem has not gone away.

Equities:

Following sharp declines in September, global equity markets rallied during the Semi-Annual Period as fears of a Euro meltdown temporarily subsided. With many investors focused on issues in Europe, Emerging Market performance garnered less attention despite its own difficulties. India continued to underperform, as it has multiple headwinds facing it, such as decelerating GDP and Rupee depreciation. The other Asian stalwart, China, has also been plagued by slower global growth as well as intentional cooling in the banking and domestic property markets. Domestically, the U.S. Economy continued to add jobs amidst real labor market improvements. Gasoline prices surged earlier than usual, although partly as a result of investor speculation. During the Semi-Annual Period, the Dow Jones Industrial Average returned 13.05%, and the S&P 500 returned 13.31%.

Fixed Income:

While there were generally positive indicators in equity markets over the Semi-Annual Period, there also remain plenty of signs that investors continue to hedge their bets. Through the end of 2011, overall bonds decisively outperformed stocks; but the trend has reversed a bit in 2012, being generally flat through the first two months. The U.S. Federal Reserve has maintained it will keep short-term interest rates essentially at zero into 2014, an extension by one year of its last declaration about rate policy. Fed Chairman Ben Bernanke appears positioned to look to other quantitative easing tools in the event the recovery falters and/or events in Europe take another urgent turn for the worse. During the Semi-Annual Period, the Barclays Capital Aggregate Bond Index returned 2.73%.

Except for the Dynamic HY Bond Fund, the HY Bear Fund and the U.S. Government Money Market Fund; the Funds seek to provide calendar month leveraged investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark. These Funds are referred to as the “Leveraged Funds.” The term “calendar month” refers to the period from the close of the markets on the last business day of a given calendar month until the close of the markets on the last business day of the subsequent calendar month. The Leveraged Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

The Leveraged Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Leveraged Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund’s monthly investment objective, Rafferty Asset Management (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund’s investments in accordance with its monthly investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce monthly returns consistent with a Fund’s objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund’s investment objective. Financial instruments may include ETFs, stock index futures contracts, option on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly

4	DIREXION SEMI-ANNUAL REPORT

in swap agreements and futures contracts. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Leveraged Funds for the Semi-Annual Period. The Leveraged Funds seek to provide calendar month returns which are a multiple — positive or negative — of the calendar month performance of a particular benchmark. If a Leveraged Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter period. The Leveraged Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The performance of the Leveraged Funds for the Semi-Annual Period is important for understanding whether these Funds meet their investment goals. A Leveraged Fund meeting its calendar month goals should have performance for the Semi-Annual Period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the Semi-Annual Period. Direxion maintains models indicating the expected performance of each Leveraged Fund in light of the path of the relevant benchmark. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com) under Tools/Tracking Center. The models do not take into account the size of a Fund or any transaction fees associated with creating a Leveraged Fund’s portfolio, the Fund’s expense ratio nor financing implications. A brief comparison of the actual returns versus the expected returns for each of the Leveraged Funds in this Semi-Annual Report follows:

The Direxion Monthly Small Cap Bull 2X Fund and the Direxion Monthly Small Cap Bear 2X Fund seek to provide 200% and -200% of the monthly return of the Russell 2000 Index. The Direxion Monthly Small Cap Bull 2X Fund returned 20.60%, 97 basis points less than its expected return of 21.57%. The Direxion Monthly Small Cap Bear 2X Fund returned -31.91%, 128 basis point lower than its expected return of -30.63%. The Russell 2000 Index itself returned 12.40%.

The Direxion Monthly 10 Year Note Bull 2X Fund and the Direxion Monthly 10 Year Note Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NYSE Arca Current 10 Year Treasury Index. The Direxion Monthly 10 Year Note Bull 2X Fund returned 5.53%, 217 basis points less than its expected return of 7.70%. The Direxion Monthly 10 Year Note Bear 2X Fund returned -9.43%, 154 basis point less than its expected return of -7.89%. The NYSE Arca Current 10 Year Treasury Index itself returned 3.88%.

The Direxion Monthly Commodity Bull 2X Fund seeks to provide 200% of the monthly return of the Morgan Stanley Commodity Related Index. The Direxion Monthly Commodity Bull 2X Fund returned -2.94%, 2 basis points greater than its expected return of -2.96%. The Morgan Stanley Commodity Related Index itself returned 1.87%.

The Direxion Monthly Emerging Markets Bull 2X Fund and the Direxion Monthly Emerging Markets Bear 2X Fund seek to provide 200% and -200% of the monthly return of the MSCI Emerging Markets Index. The Direxion Monthly Emerging Markets Bull 2X Fund returned -1.87%, 266 basis points less than its expected return of 0.79%. The Direxion Monthly Emerging Markets Bear 2X Fund returned -31.37%, 341 basis points less than its expected return of -27.96%. The MSCI Emerging Markets Index itself returned 4.68%.

The Direxion Monthly China Bull 2X Fund seeks to provide 200% of the monthly return of the FTSE/Xinhua China 25 Index. The Direxion Monthly China Bull 2X Fund returned -2.37%, 118 basis points less than its expected return of -1.19%. The FTSE/Xinhua China 25 Index itself returned 4.52%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

DIREXION SEMI-ANNUAL REPORT	5

The Dynamic HY Bond Fund’s investment objective is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Fund continues to utilize investments in high yield exchange traded funds (“ETF’s”) for its exposure. The Fund maintained a bullish stance on the market, by obtaining additional exposure in high yield instruments versus industry competitors. The Fund will typically have a 95-100% weighting in these ETFs. Dynamic HY Bond Fund returned 5.59% for the Semi-Annual Period.

The HY Bear Fund Fund’s investment objective is to maximize total return (income plus capital appreciation) by investing primarily in debt instruments, and derivatives of such instruments, with an emphasis on lower-quality debt instruments. The Fund continues to utilize investments in high yield ETFs for its exposure. The Fund maintained a bearish stance on the market, by obtaining additional exposure in high yield instruments versus industry competitors. The Fund will typically have a 95-100% weighting in these ETFs. The HY Bear Fund returned -9.31% for the Semi-Annual Period.

The U.S. Government Money Market Fund is a short-term vehicle providing a useful service for those participating in our mutual fund product offerings. The U.S. Government Money Market Fund returned 0.02% for the Semi-Annual Period.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile then investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of February 29, 2012 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund and Direxion Monthly China Bull 2X Fund are 1.96%, 1.98%, 1.97%, 1.97%, 2.00%, 2.01%, 2.01% and 1.97%, respectively, net of any fee, waivers or expense reimbursements.*

The total annual fund operating expense ratios of the Dynamic HY Bond Fund and the HY Bear Fund are 1.86% and 1.95%, respectively, net of any fee, waivers or expense reimbursements.**

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 27, 2012

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.90% for each Fund.

**	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.60% for the Dynamic HY Bond Fund and 1.90% for the HY Bear Fund.

6	DIREXION SEMI-ANNUAL REPORT

Expense Example

February 29, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2011 — February 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DIREXION SEMI-ANNUAL REPORT	7

Expense Example Tables

February 29, 2012 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period[2]
Direxion Monthly Small Cap Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$1,206.00	$10.42
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly Small Cap Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	680.90	7.94
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly 10 Year Note Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,055.30	9.71
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly 10 Year Note Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	905.70	9.00
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Dynamic HY Bond Fund
Based on actual fund return	1.60%	1,000.00	1,055.90	8.18
Based on hypothetical 5% return	1.60%	1,000.00	1,016.91	8.02
HY Bear Fund
Based on actual fund return	1.90%	1,000.00	906.90	9.01
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly Commodity Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	970.60	9.31
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly Emerging Markets Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	981.30	9.36
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly Emerging Markets Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	686.30	7.97
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
Direxion Monthly China Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	976.30	9.34
Based on hypothetical 5% return	1.90%	1,000.00	1,015.41	9.52
U.S. Government Money Market Fund
Based on actual fund return	0.00%	1,000.00	1,000.20	—
Based on hypothetical 5% return	0.00%	1,000.00	1,024.86	—

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

8	DIREXION SEMI-ANNUAL REPORT

Allocation of Portfolio Holdings

February 29, 2012 (Unaudited)

	Cash*	Investment Companies	Swaps	Total
Direxion Monthly Small Cap Bull 2X Fund	104%	—	(4%)	100%
Direxion Monthly Small Cap Bear 2X Fund	103%	—	(3%)	100%
Direxion Monthly 10 Year Note Bull 2X Fund	100%	—	0%**	100%
Direxion Monthly 10 Year Note Bear 2X Fund	100%	—	0%**	100%
Dynamic HY Bond Fund	5%	95%	—	100%
HY Bear Fund	102%	—	(2%)	100%
Direxion Monthly Commodity Bull 2X Fund	100%	—	0%**	100%
Direxion Monthly Emerging Markets Bull 2X Fund	98%	—	2%	100%
Direxion Monthly Emerging Markets Bear 2X Fund	102%	—	(2%)	100%
Direxion Monthly China Bull 2X Fund	100%	—	0%**	100%
U.S. Government Money Market Fund	100%	—	—	100%

*	Cash, cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT	9

Direxion Monthly Small Cap Bull 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	10,976,874

TOTAL NET ASSETS - 100.0%	$10,976,874

Percentages are stated as a percent of net assets.

(a)	$2,190,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bull 2X Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	27,071	$22,423,060	0.20%	2/11/2013	$(449,119)

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Small Cap Bear 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	11,428,276

TOTAL NET ASSETS - 100.0%	$11,428,276

Percentages are stated as a percent of net assets.

(a)	$3,440,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Small Cap Bear 2X Fund

Short Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	Russell 2000 Index	28,201	$22,588,107	(0.70%)	1/16/2013	$(320,296)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion Monthly 10 Year Note Bull 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	19,733,569

TOTAL NET ASSETS - 100.0%	$19,733,569

Percentages are stated as a percent of net assets.

(a)	$6,250,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bull 2X Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	32,690	$39,538,406	(0.55%)	10/9/2012	$(85,081)

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly 10 Year Note Bear 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	31,422,520

TOTAL NET ASSETS - 100.0%	$31,422,520

Percentages are stated as a percent of net assets.

(a)	$ 9,755,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly 10 Year Note Bear 2X Fund

Short Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	NYSE Current 10 Year U.S. Treasury Index	52,063	$62,876,562	(0.05%)	6/14/2012	$13,479

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Dynamic HY Bond Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 95.0%
1,351,793	iShares iBoxx $ High Yield Corporate Bond Fund	$124,540,689
249,000	iShares iBoxx $ Investment Grade Corporate Bond Fund	29,307,300
3,106,777	SPDR Barclays Capital High Yield Bond ETF	124,550,690

	TOTAL INVESTMENT COMPANIES (Cost $268,737,034)	$278,398,679

	TOTAL INVESTMENTS (Cost $268,737,034) - 95.0%	$278,398,679
	Other Assets in Excess of Liabilities - 5.0%	14,717,697

	TOTAL NET ASSETS - 100.0%	$293,116,376

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

HY Bear Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	626,035

TOTAL NET ASSETS - 100.0%	$626,035

Percentages are stated as a percent of net assets.

(a)	$160,000 of cash is pledged as collateral for swap contracts.

HY Bear Fund

Short Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares iBoxx $ High Yield Corporate Bond Fund	3,235	$291,803	(0.75%)	4/13/2012	$(6,323)
Credit Suisse Capital, LLC	iShares iBoxx $ Investment Grade Corporate Bond Fund	600	69,960	(0.75%)	8/26/2013	(670)
Credit Suisse Capital, LLC	SPDR Barclays Capital High Yield Bond ETF	7,250	284,578	(2.50%)	4/13/2012	(6,351)

		11,085	$646,341			$(13,344)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Direxion Monthly Commodity Bull 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	22,095,707

TOTAL NET ASSETS - 100.0%	$22,095,707

Percentages are stated as a percent of net assets.

(a)	$10,100,000 of cash is held as collateral for swap contracts.

Direxion Monthly Commodity Bull 2X Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	44,243	$41,149,087	(0.74%)	3/4/2013	$26,391
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	125	115,952	(0.74%)	3/8/2013	385
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	130	120,802	(0.74%)	3/11/2013	189
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	230	216,784	(0.74%)	3/22/2013	(2,919)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	1,820	1,723,975	(0.74%)	3/25/2013	(31,616)
Bank of America Merrill Lynch	Morgan Stanley Commodity Related Equity Index	965	896,346	(0.74%)	4/1/2013	(179)

		47,513	$44,222,946			$(7,749)

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Emerging Markets Bull 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	34,066,284

TOTAL NET ASSETS - 100.0%	$34,066,284

Percentages are stated as a percent of net assets.

(a)	$17,250,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Emerging Markets Bull 2X Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	969,302	$42,542,665	(1.10%)	3/4/2013	$376,909
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	51,575	2,248,348	(1.10%)	3/7/2013	35,566
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	99,750	4,380,867	(1.10%)	3/8/2013	36,781
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	149,980	6,456,433	(1.10%)	3/11/2013	186,203
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	46,475	2,039,731	(1.10%)	3/18/2013	19,080
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	25,900	1,141,123	(1.10%)	3/21/2013	6,297
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	83,485	3,652,782	(1.09%)	3/25/2013	46,216
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	59,100	2,586,142	(1.09%)	3/27/2013	32,579
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	117,000	5,191,101	(1.09%)	3/28/2013	(6,831)

		1,602,567	$70,239,192			$732,800

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Direxion Monthly Emerging Markets Bear 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	3,917,275

TOTAL NET ASSETS - 100.0%	$3,917,275

Percentages are stated as a percent of net assets.

(a)	$1,560,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly Emerging Markets Bear 2X Fund

Short Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	110,317	$4,825,404	(0.06%)	3/25/2013	$(62,761)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	1,425	61,861	(0.06%)	3/27/2013	(1,281)
Bank of America Merrill Lynch	iShares MSCI Emerging Markets Index Fund	6,400	283,904	(0.06%)	3/28/2013	320

		118,142	$5,171,169			$(63,722)

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly China Bull 2X Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Value
No reportable investments.
TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	9,696,450

TOTAL NET ASSETS - 100.0%	$9,696,450

Percentages are stated as a percent of net assets.

(a)	$3,260,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly China Bull 2X Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	iShares FTSE/Xinhua China 25 Index Fund	481,618	$19,440,570	0.25%	2/25/2013	$(43,384)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

U.S. Government Money Market Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
SHORT TERM INVESTMENTS - 109.4%
MONEY MARKET FUNDS - 109.4%
36,236,164	Goldman Sachs Financial Square Federal Fund, 0.03%(a)	$36,236,164

	TOTAL SHORT TERM INVESTMENTS (Cost $36,236,164)	$36,236,164

	TOTAL INVESTMENTS (Cost $36,236,164) - 109.4%	$36,236,164
	Liabilities in Excess of Other Assets - (9.4)%	(3,120,218)

	TOTAL NET ASSETS - 100.0%	$33,115,946

Percentages are stated as a percent of net assets.

(a)	Represents annualized seven-day yield at February 29, 2012.

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund
Assets:
Cash	$8,918,788	$8,217,364	$15,154,059	$23,060,666
Receivables:
Fund shares sold	683,607	196,815	14,000	1,527,868
Deposits at broker for swaps	2,190,000	3,440,000	6,250,000	9,755,000
Unrealized appreciation on swaps	—	—	—	13,479

Total assets	11,792,395	11,854,179	21,418,059	34,357,013

Liabilities:
Payables:
Fund shares redeemed	349,731	10,740	1,556,587	2,882,021
Due to broker for swaps	—	78,832	6,773	2,056
Unrealized depreciation on swaps	449,119	320,296	85,081	—
Accrued investment advisory fees	6,578	6,330	14,227	19,899
Accrued operating services fees	5,701	5,485	12,330	17,245
Accrued distribution expense	2,193	2,110	4,742	6,633
Accrued shareholder servicing fees	2,193	2,110	4,742	6,633
Other liabilities	6	—	8	6

Total liabilities	815,521	425,903	1,684,490	2,934,493

Net Assets	$10,976,874	$11,428,276	$19,733,569	$31,422,520

Net Assets Consist Of:
Capital stock	$16,261,876	$64,329,931	$19,570,520	$51,317,880
Accumulated net investment loss	(87,720)	(89,433)	(301,995)	(249,710)
Undistributed (Accumulated) net realized gain (loss)	(4,748,163)	(52,491,926)	550,125	(19,659,129)
Net unrealized appreciation (depreciation) on:
Swaps	(449,119)	(320,296)	(85,081)	13,479

Total Net Assets	$10,976,874	$11,428,276	$19,733,569	$31,422,520

Calculation of Net Assets Value Per Share:
Net assets	$10,976,874	$11,428,276	$19,733,569	$31,422,520
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	239,716	1,405,541	598,019	4,954,150
Net asset value, redemption and offering price per share	$45.79	$8.13	$33.00	$6.34

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	21

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Dynamic HY Bond Fund	HY Bear Fund	Direxion Monthly Commodity Bull 2X Fund
Assets:
Investments, at market value (Note 2)	$278,398,679	$—	$—
Cash	16,303,756	481,911	11,959,259
Receivables:
Fund shares sold	2,792,999	59	149,532
Deposits at broker for swaps	9,000	160,000	10,100,000
Due from broker for swaps	—	—	110,000
Unrealized appreciation on swaps	—	—	26,965

Total assets	297,504,434	641,970	22,345,756

Liabilities:
Payables:
Fund shares redeemed	469,040	—	182,781
Investment securities purchased	3,552,946	—	—
Unrealized depreciation on swaps	—	13,344	34,714
Accrued investment advisory fees	137,263	1,022	12,848
Accrued operating services fees	114,386	887	11,135
Accrued distribution expense	57,193	341	4,282
Accrued shareholder servicing fees	57,193	341	4,282
Other liabilities	37	—	7

Total liabilities	4,388,058	15,935	250,049

Net Assets	$293,116,376	$626,035	$22,095,707

Net Assets Consist Of:
Capital stock	$297,335,614	$9,232,463	$45,452,163
Accumulated net investment loss	(323,106)	(88,746)	(185,912)
Accumulated net realized loss	(13,557,777)	(8,504,338)	(23,162,795)
Net unrealized appreciation (depreciation) on:
Investments	9,661,645	—	—
Swaps	—	(13,344)	(7,749)

Total Net Assets	$293,116,376	$626,035	$22,095,707

Calculation of Net Assets Value Per Share:
Net assets	$293,116,376	$626,035	$22,095,707
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	20,266,901	52,979	355,765
Net asset value, redemption and offering price per share	$14.4628	$11.8167	$62.11

Cost of Investments	$268,737,034	$—	$—

The accompanying notes are an integral part of these financial statements.

22	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Assets:
Investments, at market value (Note 2)	$—	$—	$—	$36,236,164
Cash	16,140,268	1,188,941	4,896,586	—
Receivables:
Fund shares sold	4,742,853	1,461,127	1,607,820	117,905
Deposits at broker for swaps	17,250,000	1,560,000	3,260,000	—
Due from Adviser	—	—	—	17,808
Due from broker for swaps	1,220,313	—	—	—
Unrealized appreciation on swaps	739,631	320	—	—
Dividends and interest	13	17	—	110

Total assets	40,093,078	4,210,405	9,764,406	36,371,987

Liabilities:
Payables:
Fund shares redeemed	5,969,864	199,638	12,371	3,238,216
Due to broker for swaps	—	15,382	—	—
Unrealized depreciation on swaps	6,831	64,042	43,384	—
Accrued investment advisory fees	19,776	5,553	4,816	—
Accrued operating services fees	17,139	4,813	4,175	11,448
Accrued distribution expense	6,592	1,851	1,605	—
Accrued shareholder servicing fees	6,592	1,851	1,605	6,360
Other liabilities	—	—	—	17

Total liabilities	6,026,794	293,130	67,956	3,256,041

Net Assets	$34,066,284	$3,917,275	$9,696,450	$33,115,946

Net Assets Consist Of:
Capital stock	$67,868,784	$19,730,934	$18,224,987	$33,116,573
Accumulated net investment loss	(169,457)	(75,691)	(62,643)	—
Accumulated net realized loss	(34,365,843)	(15,674,246)	(8,422,510)	(627)
Net unrealized appreciation (depreciation) on:
Swaps	732,800	(63,722)	(43,384)	—

Total Net Assets	$34,066,284	$3,917,275	$9,696,450	$33,115,946

Calculation of Net Assets Value Per Share:
Net assets	$34,066,284	$3,917,275	$9,696,450	$33,115,946
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	583,576	646,354	242,352	33,115,982
Net asset value, redemption and offering price per share	$58.38	$6.06	$40.01	$1.00

Cost of Investments	$—	$—	$—	$36,236,164

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	23

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund
Investment Income:
Interest income	$1,169	$1,127	$3,038	$3,111

Total investment income	1,169	1,127	3,038	3,111

Expenses:
Investment advisory fees	35,088	35,747	120,408	99,798
Operating services fees	30,409	30,981	104,353	86,491
Distribution expenses	11,696	11,916	40,136	33,266
Shareholder servicing fees	11,696	11,916	40,136	33,266

Total expenses	88,889	90,560	305,033	252,821

Net investment loss	(87,720)	(89,433)	(301,995)	(249,710)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Swaps	2,734,898	(2,856,240)	1,087,431	(3,454,227)

	2,734,898	(2,856,240)	1,087,431	(3,454,227)

Change in unrealized appreciation (depreciation) on:
Swaps	(440,142)	326,729	(134,138)	757,476

	(440,142)	326,729	(134,138)	757,476

Net realized and unrealized gain (loss) on investments	2,294,756	(2,529,511)	953,293	(2,696,751)

Net increase (decrease) in net assets resulting from operations	$2,207,036	$(2,618,944)	$651,298	$(2,946,461)

The accompanying notes are an integral part of these financial statements.

24	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Dynamic HY Bond Fund	HY Bear Fund	Direxion Monthly Commodity Bull 2X Fund
Investment Income:
Dividend income	$5,498,077	$—	$—
Interest income	7,535	779	2,957

Total investment income	5,505,612	779	2,957

Expenses:
Investment advisory fees	761,172	35,338	74,554
Operating services fees	507,448	30,627	64,613
Distribution expenses	253,724	11,780	24,851
Shareholder servicing fees	253,724	11,780	24,851

Total expenses before reimbursement	1,776,068	89,525	188,869
Less: Reimbursement of expenses from Adviser	(152,234)	—	—

Total expenses	1,623,834	89,525	188,869

Net investment income (loss)	3,881,778	(88,746)	(185,912)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Investments	(4,501,737)	—	—
Swaps	895,997	(1,262,317)	(8,185,338)

	(3,605,740)	(1,262,317)	(8,185,338)

Capital gain distributions from regulated investment companies	864,902	(2,271)	—

Change in unrealized appreciation (depreciation) on:
Investments	9,592,679	—	—
Swaps	1,307	356,691	6,425,030

	9,593,986	356,691	6,425,030

Net realized and unrealized gain (loss) on investments	6,853,148	(907,897)	(1,760,308)

Net increase (decrease) in net assets resulting from operations	$10,734,926	$(996,643)	$(1,946,220)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	25

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Investment Income:
Interest income	$1,845	$368	$674	$4,910

Total investment income	1,845	368	674	4,910

Expenses:
Investment advisory fees	67,619	30,023	24,994	62,781
Operating services fees	58,603	26,020	21,661	56,503
Distribution expenses	22,540	10,008	8,331	—
Shareholder servicing fees	22,540	10,008	8,331	31,391

Total expenses before reimbursement	171,302	76,059	63,317	150,675
Less: Reimbursement of expenses from Adviser	—	—	—	(150,675)

Total expenses	171,302	76,059	63,317	—

Net investment income (loss)	(169,457)	(75,691)	(62,643)	4,910

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on:
Swaps	2,792,565	5,350,578	(221,348)	—

	2,792,565	5,350,578	(221,348)	—

Change in unrealized appreciation (depreciation) on:
Swaps	(547,076)	225,302	(284,589)	—

	(547,076)	225,302	(284,589)	—

Net realized and unrealized gain (loss) on investments	2,245,489	5,575,880	(505,937)	—

Net increase (decrease) in net assets resulting from operations	$2,076,032	$5,500,189	$(568,580)	$4,910

The accompanying notes are an integral part of these financial statements.

26	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment loss	$(87,720)	$(232,952)	$(89,433)	$(231,656)
Net realized gain (loss) on investments	2,734,898	1,487,721	(2,856,240)	(10,403,682)
Change in net unrealized appreciation (depreciation) on investments	(440,142)	1,010,966	326,729	(1,318,898)

Net increase (decrease) in net assets resulting from operations	2,207,036	2,265,735	(2,618,944)	(11,954,236)

Distributions to shareholders:
Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(235,285)	229,319	6,207,581	(12,503,212)

Total increase (decrease) in net assets from capital share transactions	(235,285)	229,319	6,207,581	(12,503,212)

Total increase (decrease) in net assets	1,971,751	2,495,054	3,588,637	(24,457,448)

Net assets:
Beginning of year/period	9,005,123	6,510,069	7,839,639	32,297,087

End of year/period	$10,976,874	$9,005,123	$11,428,276	$7,839,639

Accumulated net investment loss, end of year/period	$(87,720)	$—	$(89,433)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Small Cap Bull 2X Fund				Direxion Monthly Small Cap Bear 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	926,302	$34,209,701	2,699,537	$117,569,055	7,681,295	$80,510,838	8,006,105	$91,300,806
Shares issued in reinvestment of distributions	—	$—	—	$—	—	$—	—	$—
Shares redeemed	(923,742)	$(34,444,986)	(2,705,483)	$(117,339,736)	(6,932,225)	$(74,303,257)	(8,899,067)	$(103,804,018)

Net increase (decrease)	2,560	$(235,285)	(5,946)	$229,319	749,070	$6,207,581	(892,962)	$(12,503,212)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	27

Statements of Changes in Net Assets

	Direxion Monthly 10 Year Note Bull 2X Fund		Direxion Monthly 10 Year Note Bear 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment loss	$(301,995)	$(487,256)	$(249,710)	$(487,727)
Net realized gain (loss) on investments	1,087,431	(214,751)	(3,454,227)	(3,682,466)
Change in net unrealized appreciation (depreciation) on investments	(134,138)	(562,542)	757,476	172,302

Net increase (decrease) in net assets resulting from operations	651,298	(1,264,549)	(2,946,461)	(3,997,891)

Distributions to shareholders:
Net realized gain	(39,145)	(1,866,265)	—	—

Total distributions to shareholders	(39,145)	(1,866,265)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(13,291,587)	(913,290)	17,334,832	5,008,512

Total increase (decrease) in net assets from capital share transactions	(13,291,587)	(913,290)	17,334,832	5,008,512

Total increase (decrease) in net assets	(12,679,434)	(4,044,104)	14,388,371	1,010,621

Net assets:
Beginning of year/period	32,413,003	36,457,107	17,034,149	16,023,528

End of year/period	$19,733,569	$32,413,003	$31,422,520	$17,034,149

Accumulated net investment loss, end of year/period	$(301,995)	$—	$(249,710)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly 10 Year Note Bull 2X Fund				Direxion Monthly 10 Year Note Bear 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	5,794,162	$189,277,596	11,568,331	$318,926,935	25,643,965	$167,867,484	27,400,569	$234,195,774
Shares issued in reinvestment of distributions	1,162	$38,505	72,030	$1,843,981	—	$—	—	$—
Shares redeemed	(6,232,479)	$(202,607,688)	(11,760,040)	$(321,684,206)	(23,124,514)	$(150,532,652)	(26,904,068)	$(229,187,262)

Net increase (decrease)	(437,155)	$(13,291,587)	(119,679)	$(913,290)	2,519,451	$17,334,832	496,501	$5,008,512

The accompanying notes are an integral part of these financial statements.

28	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment income (loss)	$3,881,778	$4,405,294	$(88,746)	$(339,247)
Net realized loss on investments	(3,605,740)	(9,430,116)	(1,262,317)	(3,628,591)
Capital gain distributions from regulated investment companies	864,902	305,018	(2,271)	—
Change in net unrealized appreciation (depreciation) on investments	9,593,986	116,713	356,691	(459,009)

Net increase (decrease) in net assets resulting from operations	10,734,926	(4,603,091)	(996,643)	(4,426,847)

Distributions to shareholders:
Net investment income	(4,204,884)	(5,101,501)	—	—

Total distributions to shareholders	(4,204,884)	(5,101,501)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	281,034,550	7,548,647	(14,954,820)	(23,891,998)

Total increase (decrease) in net assets from capital share transactions	281,034,550	7,548,647	(14,954,820)	(23,891,998)

Total increase (decrease) in net assets	287,564,592	(2,155,945)	(15,951,463)	(28,318,845)

Net assets:
Beginning of year/period	5,551,784	7,707,729	16,577,498	44,896,343

End of year/period	$293,116,376	$5,551,784	$626,035	$16,577,498

Accumulated net investment loss, end of year/period	$(323,106)	$—	$(88,746)	$—

(a)	Summary of capital share transactions is as follows:

	Dynamic HY Bond Fund				HY Bear Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	36,028,322	$506,934,297	90,023,773	$1,305,961,643	11,273,158	$145,267,316	41,581,779	$565,883,266
Shares issued in reinvestment of distributions	298,474	$4,170,272	347,156	$5,058,580	—	$—	—	$—
Shares redeemed	(16,458,474)	$(230,070,019)	(90,520,095)	$(1,303,471,576)	(12,492,474)	$(160,222,136)	(43,278,878)	$(589,775,264)

Net increase (decrease)	19,868,322	$281,034,550	(149,166)	$7,548,647	(1,219,316)	$(14,954,820)	(1,697,099)	$(23,891,998)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	29

Statements of Changes in Net Assets

	Direxion Monthly Commodity Bull 2X Fund		Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment loss	$(185,912)	$(821,172)	$(169,457)	$(875,356)
Net realized gain (loss) on investments	(8,185,338)	12,588,640	2,792,565	(7,195,495)
Change in net unrealized appreciation (depreciation) on investments	6,425,030	(2,937,558)	(547,076)	3,384,783

Net increase (decrease) in net assets resulting from operations	(1,946,220)	8,829,910	2,076,032	(4,686,068)

Distributions to shareholders:
Total distributions to shareholders	—	—	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(2,976,809)	(2,779,728)	14,074,628	(7,339,945)

Total increase (decrease) in net assets from capital share transactions	(2,976,809)	(2,779,728)	14,074,628	(7,339,945)

Total increase (decrease) in net assets	(4,923,029)	6,050,182	16,150,660	(12,026,013)

Net assets:
Beginning of year/period	27,018,736	20,968,554	17,915,624	29,941,637

End of year/period	$22,095,707	$27,018,736	$34,066,284	$17,915,624

Accumulated net investment loss, end of year/period	$(185,912)	$—	$(169,457)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Commodity Bull 2X Fund				Direxion Monthly Emerging Markets Bull 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	327,100	$18,123,094	2,325,535	$171,616,528	3,749,893	$181,755,541	7,170,909	$511,679,262
Shares issued in reinvestment of distributions	—	$—	—	$—	—	$—	—	$—
Shares redeemed	(393,595)	$(21,099,903)	(2,378,908)	$(174,396,256)	(3,467,471)	$(167,680,913)	(7,415,421)	$(519,019,207)

Net increase (decrease)	(66,495)	$(2,976,809)	(53,373)	$(2,779,728)	282,422	$14,074,628	(244,512)	$(7,339,945)

The accompanying notes are an integral part of these financial statements.

30	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Emerging Markets Bear 2X Fund		Direxion Monthly China Bull 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment loss	$(75,691)	$(95,343)	$(62,643)	$(172,817)
Net realized gain (loss) on investments	5,350,578	(2,822,437)	(221,348)	(2,142,572)
Change in net unrealized appreciation (depreciation) on investments	225,302	(401,819)	(284,589)	1,519,970

Net increase (decrease) in net assets resulting from operations	5,500,189	(3,319,599)	(568,580)	(795,419)

Distributions to shareholders:
Return of capital	—	(264,380)	—	—

Total distributions to shareholders	—	(264,380)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions (a)	(11,651,533)	6,869,404	3,317,560	(3,447,696)

Total increase (decrease) in net assets from capital share transactions	(11,651,533)	6,869,404	3,317,560	(3,447,696)

Total increase (decrease) in net assets	(6,151,344)	3,285,425	2,748,980	(4,243,115)

Net assets:
Beginning of year/period	10,068,619	6,783,194	6,947,470	11,190,585

End of year/period	$3,917,275	$10,068,619	$9,696,450	$6,947,470

Accumulated net investment loss, end of year/period	$(75,691)	$—	$(62,643)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Emerging Markets Bear 2X Fund				Direxion Monthly China Bull 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	47,061,688	$371,511,014	21,513,987	$180,633,765	1,219,378	$40,065,793	3,008,292	$149,791,787
Shares issued in reinvestment of distributions	—	$—	22,873	$217,524	—	$—	—	$—
Shares redeemed	(47,555,839)	$(383,162,547)	(20,925,609)	$(173,981,885)	(1,146,579)	$(36,748,233)	(3,099,884)	$(153,239,483)

Net increase (decrease)	(494,151)	$(11,651,533)	611,251	$6,869,404	72,799	$3,317,560	(91,592)	$(3,447,696)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	31

Statements of Changes in Net Assets

	U.S. Government Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations
Net investment income	$4,910	$16,485
Net realized gain (loss) on investments	—	—
Change in net unrealized appreciation (depreciation) on investments	—	—

Net increase (decrease) in net assets resulting from operations	4,910	16,485

Distributions to shareholders:
Net investment income	(5,501)	(32,003)

Total distributions to shareholders	(5,501)	(32,003)

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	13,018,362	(40,626,953)

Total increase (decrease) in net assets from capital share transactions	13,018,362	(40,626,953)

Total increase (decrease) in net assets	13,017,771	(40,642,471)

Net assets:
Beginning of year/period	20,098,175	60,740,646

End of year/period	$33,115,946	$20,098,175

Undistributed net investment income, end of year/period	$—	$591

(a)	Summary of capital share transactions is as follows:

	U.S. Government Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value
Shares sold	389,554,671	$389,555,255	410,148,612	$410,164,130
Shares issued in reinvestment of distributions	3,356	$3,352	25,220	$25,220
Shares redeemed	(376,540,244)	$(376,540,245)	(450,816,299)	$(450,816,303)

Net increase (decrease)	13,017,783	$13,018,362	(40,642,467)	$(40,626,953)

The accompanying notes are an integral part of these financial statements.

32	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return[3]		Net Assets, End of Year/Period (,000)	RATIOS TO AVERAGE NET ASSETS
																	Net Investment Income (Loss) After Expense Reimburse- ment/ Recoupment[1]		Portfolio Turnover Rate[4]
													Including Short Dividends		Excluding Short Dividends
													Total Expenses[1]	Net Expenses[1]	Total Expenses[1]	Net Expenses[1]
Direxion Monthly Small Cap Bull 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	$37.97	$(0.36)	$8.18	$7.82	$—	$—	$—	$—	$45.79	20.60%	[10]	$10,977	—	—	1.90%	1.90%	(1.87%	)	0%	[10]
Year ended August 31, 2011	26.78	(0.81)	12.00	11.19	—	—	—	—	37.97	41.78%		9,005	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	24.54	(0.57)	2.81	2.24	—	—	—	—	26.78	9.13%		6,510	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	80.66	(0.25)	(55.87)	(56.12)	—	—	—	—	24.54	(69.58%	)	14,559	—	—	2.16%	1.89%	(1.31%	)	0%
Year ended August 31, 2008	120.08	1.10	(31.22)	(30.12)	(9.30)	—	—	(9.30)	80.66	(26.31%	)	5,653	—	—	2.50%	1.75%	1.24%		723%
Year ended August 31, 2007	106.88	3.60	9.60	13.20	—	—	—	—	120.08	12.33%		3,561	—	—	3.19%	1.75%	2.76%		535%
Direxion Monthly Small Cap Bear 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	11.94	(0.09)	(3.72)	(3.81)	—	—	—	—	8.13	(31.91%	)[10]	11,428	—	—	1.90%	1.90%	(1.88%	)	0%	[10]
Year ended August 31, 2011	20.84	(0.22)	(8.68)	(8.90)	—	—	—	—	11.94	(42.71%	)	7,840	—	—	1.90%	1.88%	(1.80%	)[5]	0%
Year ended August 31, 2010	29.50	(0.35)	(8.31)	(8.66)	—	—	—	—	20.84	(29.36%	)	32,297	—	—	1.90%	1.90%	(1.78%	)	0%
Year ended August 31, 2009	102.00	(0.80)	(2.50)	(3.30)	(8.20)	—	(61.00)	(69.20)	29.50	(48.97%	)	5,055	—	—	2.20%	1.86%	(1.18%	)	0%
Year ended August 31, 2008	116.10	1.70	(11.60)	(9.90)	(4.20)	—	—	(4.20)	102.00	(8.95%	)	13,365	—	—	2.27%	1.75%	1.39%		0%
Year ended August 31, 2007	151.20	3.90	(39.00)	(35.10)	—	—	—	—	116.10	(23.21%	)	29,669	—	—	2.15%	1.75%	3.25%		0%
Direxion Monthly 10 Year Note Bull 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	31.31	(0.31)	2.04	1.73	—	(0.04)	—	(0.04)	33.00	5.53%	[10]	19,734	—	—	1.90%	1.90%	(1.88%	)	0%	[10]
Year ended August 31, 2011	31.57	(0.51)	2.29	1.78	—	(2.04)	—	(2.04)	31.31	7.07%		32,413	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	27.36	(0.44)	5.57	5.13	—	(0.92)	—	(0.92)	31.57	19.41%		36,457	—	—	1.90%	1.90%	(1.63%	)	1,445%
Year ended August 31, 2009	24.14	0.23	2.99	3.22	—	—	—	—	27.36	13.34%		24,451	—	—	1.73%	1.77%	0.88%		2,327%
Year ended August 31, 2008	20.12	0.40	4.35	4.75	(0.11)	(0.62)	—	(0.73)	24.14	24.07%		28,555	—	—	1.77%	1.75%	1.70%		2,086%
Year ended August 31, 2007	18.73	0.62 [6]	0.77	1.39	—	—	—	—	20.12	7.42%		8,215	8.80%	7.48%	3.07%	1.75%	3.20%	[7]	1,083%
Direxion Monthly 10 Year Note Bear 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	7.00	(0.06)	(0.60)	(0.66)	—	—	—	—	6.34	(9.43%	)[10]	31,423	—	—	1.90%	1.90%	(1.88%	)	0%	[10]
Year ended August 31, 2011	8.27	(0.16)	(1.11)	(1.27)	—	—	—	—	7.00	(15.36%	)	17,034	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	10.89	(0.20)[8]	(2.42)	(2.62)	—	—	—	—	8.27	(24.06%	)	16,024	2.04%	2.04%	1.90%	1.90%	(1.94%	)[9]	0%
Year ended August 31, 2009	13.82	(0.76)[8]	(2.17)	(2.93)	—	—	—	—	10.89	(21.20%	)	15,721	7.23%	7.18%	1.85%	1.80%	(6.78%	)[9]	0%
Year ended August 31, 2008	17.57	(0.31)[8]	(3.26)	(3.57)	(0.04)	—	(0.14)	(0.18)	13.82	(20.46%	)	37,471	8.02%	7.88%	1.89%	1.75%	(2.09%	)[9]	0%
Year ended August 31, 2007	18.87	0.44 [8]	(1.03)	(0.59)	(0.21)	(0.50)	—	(0.71)	17.57	(3.27%	)	5,794	11.92%	11.40%	2.27%	1.75%	2.37%	[9]	0%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities.

The	Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Net investment income (loss) ratio before expense reimbursement/recoupment for the year ended August 31, 2011 was (1.82%).
[6]	Net investment income (loss) before interest on short positions for the years ended August 31, 2007 was $1.73.
[7]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2007 was 8.93%.
[8]	Net investment income (loss) before interest on short positions for the years ended August 31, 2010, 2009, 2008 and 2007 were $(0.18), $0.05, $0.59 and $2.25, respectively.
[9]

Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2010, 2009, 2008 and 2007 were (1.81%), (1.40%), 4.04% and 12.02%, respectively.

[10]	Not annualized.

DIREXION SEMI-ANNUAL REPORT	33

Financial Highlights

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[2]		Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return[3]		Net Assets, End of Year/Period (,000)	RATIOS TO AVERAGE NET ASSETS
																		Net Investment Income (Loss) After Expense Reimburse- ment/ Recoupment[1]		Portfolio Turnover Rate[4]
														Including Short Dividends		Excluding Short Dividends
														Total Expenses[1]	Net Expenses[1]	Total Expenses[1]	Net Expenses[1]
Dynamic HY Bond Fund
Six Months Ended February 29, 2012 (Unaudited)	$13.93	$0.2644		$0.5041	$0.7685	$(0.2357)	$—	$—	$(0.2357)	$14.4628	5.59%	[10]	$293,116	—	—	1.75%	1.60%	3.82%	[5]	88%	[10]
Year ended August 31, 2011	14.07	0.35		0.41	0.76	(0.90)	—	—	(0.90)	13.93	5.48%		5,552	—	—	1.86%	1.84%	2.34%	[5]	995%
Year ended August 31, 2010	13.53	(0.26)		1.45	1.19	(0.65)	—	—	(0.65)	14.07	8.82%		7,708	—	—	1.85%	1.85%	(1.74%	)	0%
Year ended August 31, 2009	16.38	(0.17	) [6]	(1.57)	(1.74)	(1.11)	—	—	(1.11)	13.53	(10.73%	)	29,206	1.75%	1.73%	1.75%	1.73%	(1.24%	)[7]	889%
Year ended August 31, 2008	18.67	0.32		(1.38)	(1.06)	(1.23)	—	—	(1.23)	16.38	(5.85%	)	25,924	—	—	1.74%	1.74%	1.80%		241%
Year ended August 31, 2007	18.16	0.79		0.51	1.30	(0.79)	—	—	(0.79)	18.67	7.24%		76,536	—	—	1.52%	1.52%	4.16%		426%
HY Bear Fund
Six Months Ended February 29, 2012 (Unaudited)	13.03	(0.1264)		(1.0869)	(1.2133)	—	—	—	—	11.8167	(9.31%	)[10]	626	—	—	1.90%	1.90%	(1.88%	)	0%	[10]
Year ended August 31, 2011	15.12	(0.25)		(1.84)	(2.09)	—	—	—	—	13.03	(13.82%	)	16,577	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	17.88	(0.28)		(2.48)	(2.76)	—	—	—	—	15.12	(15.44%	)	44,896	—	—	1.90%	1.90%	(1.79%	)	0%
Year ended August 31, 2009	18.74	(0.22)		(0.41)	(0.63)	(0.16)	(0.07)	—	(0.23)	17.88	(3.48%	)	27,431	—	—	2.04%	1.88%	(1.15%	)	0%
Year ended August 31, 2008	19.23	0.25	[8]	0.06	0.31	(0.16)	(0.64)	—	(0.80)	18.74	1.63%		28,754	2.37%	2.26%	1.86%	1.75%	1.31%	[9]	0%
Year ended August 31, 2007	19.48	0.66	[8]	(0.79)	(0.13)	(0.12)	—	—	(0.12)	19.23	(0.66%	)	26,579	3.18%	3.22%	1.68%	1.72%	3.41%	[9]	0%
Direxion Monthly Commodity Bull 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	63.99	(0.52)		(1.36)	(1.88)	—	—	—	—	62.11	(2.94%	)[10]	22,096	—	—	1.90%	1.90%	(1.87%	)	0%	[10]
Year ended August 31, 2011	44.09	(1.32)		21.22	19.90	—	—	—	—	63.99	45.13%		27,019	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	36.85	(0.87)		8.11	7.24	—	—	—	—	44.09	19.65%		20,969	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	90.21	(0.32)		(53.04)	(53.36)	—	—	—	—	36.85	(59.15%	)	20,152	—	—	1.96%	1.88%	1.07%		30%
Year ended August 31, 2008	96.06	0.39		10.68	11.07	(16.44)	(0.48)	—	(16.92)	90.21	10.93%		43,081	—	—	1.78%	1.75%	0.35%		168%
Year ended August 31, 2007	61.44	1.38		33.24	34.62	—	—	—	—	96.06	56.35%		40,736	—	—	2.06%	1.75%	1.56%		612%
Direxion Monthly Emerging Markets Bull 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	59.49	(0.46)		(0.65)	(1.11)	—	—	—	—	58.38	(1.87%	)[10]	34,066	—	—	1.90%	1.90%	(1.88%	)	0%	[10]
Year ended August 31, 2011	54.87	(1.34)		5.96	4.62	—	—	—	—	59.49	8.42%		17,916	—	—	1.90%	1.90%	(1.84%	)	0%
Year ended August 31, 2010	45.45	(1.06)		10.48	9.42	—	—	—	—	54.87	20.73%		29,942	—	—	1.90%	1.90%	(1.83%	)	241%
Year ended August 31, 2009	106.45	(0.44)		(60.42)	(60.86)	—	—	(0.14)	(0.14)	45.45	(57.08%	)	24,028	—	—	1.89%	1.89%	(1.34%	)	1,643%
Year ended August 31, 2008	194.45	1.45		(38.75)	(37.30)	(1.80)	(22.15)	(26.75)	(50.70)	106.45	(27.82%	)	22,290	—	—	1.75%	1.75%	0.85%		2,796%
Year ended August 31, 2007	125.10	1.55		82.05	83.60	(2.40)	(11.85)	—	(14.25)	194.45	69.47%		44,241	—	—	2.02%	1.75%	0.93%		2,617%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities.

The	Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Net investment income (loss) ratio before expense reimbursement for the six months ended February 29, 2012 and the year ended August 31, 2011 was 3.67% and 2.32%, respectively.
[6]	Net investment income (loss) before interest on short positions for the year ended August 31, 2009 was $(0.17).
[7]	Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the year ended August 31, 2009 was (1.24)%.
[8]	Net investment income (loss) before interest on short positions for the years ended August 31, 2008 and 2007 were $0.35 and $0.94, respectively.
[9]

Net investment income (loss) ratio included interest on short positions. The ratio excluding interest on short positions for the years ended August 31, 2008 and 2007 were 1.83% and 4.96%, respectively.

[10]	Not annualized.

34	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income		Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return[3]		Net Assets, End of Year/Period (,000)	RATIOS TO AVERAGE NET ASSETS
																		Net Investment Income (Loss) After Expense Reimburse- ment/ Recoupment[1]		Portfolio Turnover Rate[4]
														Including Short Dividends		Excluding Short Dividends
														Total Expenses[1]	Net Expenses[1]	Total Expenses[1]	Net Expenses[1]
Direxion Monthly Emerging Markets Bear 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	$8.83	$(0.07)	$(2.70)	$(2.77)	$—		$—	$—	$—	$6.06	(31.37%	)[8]	$3,917	—	—	1.90%	1.90%	(1.89%	)	0%	[8]
Year ended August 31, 2011	12.82	(0.15)	(3.31)	(3.46)	—		—	(0.53)	(0.53)	8.83	(27.32%	)	10,069	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	24.30	(0.27)	(8.42)	(8.69)	—		—	(2.79)	(2.79)	12.82	(36.74%	)	6,783	—	—	2.42%	1.90%	(1.81%	)	0%
Year ended August 31, 2009	264.30	(0.80)	(157.50)	(158.30)	—		—	(81.70)	(81.70)	24.30	(83.00%	)	1,586	—	—	3.43%	1.84%	(1.32%	)	5,062%
Year ended August 31, 2008	286.00	0.90	(22.60)	(21.70)	—		—	—	—	264.30	(7.59%	)	9,170	—	—	2.04%	1.75%	1.66%		0%
Year ended August 31, 2007	605.00	13.50	(320.00)	(306.50)	(12.50)		—	—	(12.50)	286.00	(51.25%	)	22,589	—	—	2.59%	1.75%	3.49%		0%
Direxion Monthly China Bull 2X Fund
Six Months Ended February 29, 2012 (Unaudited)	40.98	(0.31)	(0.66)	(0.97)	—		—	—	—	40.01	(2.37%	)[8]	9,696	—	—	1.90%	1.90%	(1.88%	)	0%	[8]
Year ended August 31, 2011	42.85	(0.93)	(0.94)	(1.87)	—		—	—	—	40.98	(4.36%	)	6,947	—	—	1.90%	1.90%	(1.83%	)	0%
Year ended August 31, 2010	43.69	(0.88)	0.04	(0.84)	—		—	—	—	42.85	(1.92%	)	11,191	—	—	1.90%	1.90%	(1.80%	)	0%
Year ended August 31, 2009	100.92	(0.53)	(56.60)	(57.13)	(0.09)		—	(0.01)	(0.10)	43.69	(56.58%	)	14,453	—	—	2.14%	1.90%	(1.54%	)	3,606%
December 3, 2007[7] to August 31, 2008	240.00	0.48	(139.56)	(139.08)	—		—	—	—	100.92	(57.95%	)[8]	6,295	—	—	2.81%	1.75%	0.46%		2,204%	[8]
U.S. Government Money Market Fund
Six Months Ended February 29, 2012 (Unaudited)	1.00	— [5]	—	— [5]	—	[5]	—	—	— [5]	1.00	0.02%	[8]	33,116	—	—	1.20%	0.00%	0.04%	[6]	0%	[8]
Year ended August 31, 2011	1.00	— [5]	—	— [5]	—	[5]	—	—	— [5]	1.00	0.10%		20,098	—	—	1.20%	0.04%	0.06%	[6]	0%
Year ended August 31, 2010	1.00	— [5]	—	— [5]	—	[5]	—	—	— [5]	1.00	0.06%		60,741	—	—	1.20%	0.05%	0.06%		0%
Year ended August 31, 2009	1.00	— [5]	—	— [5]	—	[5]	—	—	— [5]	1.00	0.23%		49,355	—	—	1.29%	0.64%	0.24%		0%
Year ended August 31, 2008	1.00	0.02	—	0.02	(0.02)		—	—	(0.02)	1.00	2.23%		91,270	—	—	1.10%	0.99%	1.91%		0%
Year ended August 31, 2007	1.00	0.04	—	0.04	(0.04)		—	—	(0.04)	1.00	4.14%		48,488	—	—	1.21%	1.18%	4.06%		0%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities.

The	Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.
[5]	Amount is less than $0.01 per share.
[6]	Net investment income (loss) ratio before expense reimbursement for the six months ended February 29, 2012 and the year ended August 31, 2011 was (1.16%) and (1.10%), respectively.
[7]	Commencement of operations.
[8]	Not annualized.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Funds

Notes to the Financial Statements

February 29, 2012 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 28 series of which 11 are included in this report: Direxion Monthly Small Cap Bull 2X Fund, Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bull 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund, Direxion Monthly Commodity Bull 2X Fund, Direxion Monthly Emerging Markets Bull 2X Fund, Direxion Monthly Emerging Markets Bear 2X Fund, Direxion Monthly China Bull 2X Fund, and the U.S. Government Money Market Fund (each a “Fund” and collectively, the “Funds”). Each Fund (other than the U.S. Government Money Market Fund) is a non-diversified series of the Trust pursuant to the 1940 Act. The 11 Funds included in this report offer only Investor Class of shares.

With exception of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, the Funds’ investment objectives are to seek monthly investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name (with the exception of the HY Bear Fund) attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly Small Cap Bull 2X Fund Direxion Monthly Small Cap Bear 2X Fund	Russell 2000 Index	200 -200	% %
Direxion Monthly 10 Year Note Bull 2X Fund Direxion Monthly 10 Year Note Bear 2X Fund	NYSE Current 10-Year Note Treasury Index	200 -200	% %
Direxion Monthly Commodity Bull 2X Fund	Morgan Stanley Commodity Related Index	200%
Direxion Monthly Emerging Markets Bull 2X Fund Direxion Monthly Emerging Markets Bear 2X Fund	MSCI Emerging Markets Index	200 -200	% %
Direxion Monthly China Bull 2X Fund	FTSE/Xinhua China 25 Index	200%

The Dynamic HY Bond Fund seeks to maximize total return (income plus capital appreciation) by investing primarily in high-yield debt instruments, commonly referred to as “junk bonds”, and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The HY Bear Fund seeks to profit from a decline in the value of lower-quality debt instruments, including junk bonds, by creating short positions in such instruments and derivatives of such instruments, including derivatives which isolate the credit component of such junk bonds and do not provide general interest rate exposure. The U.S. Government Money Market Fund seeks to provide security of principal, current income and liquidity.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation dates. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price

36	DIREXION SEMI-ANNUAL REPORT

established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 29, 2012.

c) Swap Contracts – Each Fund, other than the U.S. Government Money Market Fund, may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Funds enter into master netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. Consequently, a Fund’s current obligations under a swap agreement generally will be equal to the net amount to be paid or received under the agreement based on the relative value of the positions held by each party. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.) However, the Funds do not offset the fair value amounts of the swap contract and the related collateral in the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such master netting agreements. The Funds were invested in equity swap contracts at February 29, 2012.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund, other than the U.S. Government Money Market Fund, may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

DIREXION SEMI-ANNUAL REPORT	37

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov. Swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances included agreed upon net asset value and performance-based thresholds. The maximum exposure to the Fund in regard to potential counterparty default and credit-risk related contingent features at February 29, 2012 is as follows:

	Direxion Monthly Small Cap Bull 2X Fund			Direxion Monthly Small Cap Bear 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse International	$ (449,119)	$2,190,000	$1,740,881	$(320,296)	$3,440,000	$3,119,704

	Direxion Monthly 10 Year Note Bull 2X Fund			Direxion Monthly 10 Year Note Bear 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$ (85,081)	$6,250,000	$6,164,919	$13,479	$9,755,000	$9,768,479

	Dynamic HY Bond Fund			HY Bear Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$ —	$9,000	$9,000	$(13,344)	$160,000	$146,656

	Direxion Monthly Commodity Bull 2X Fund			Direxion Monthly Emerging Markets Bull 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$ (7,749)	$10,100,000	$10,092,251	$732,800	$17,250,000	$17,982,800

	Direxion Monthly Emerging Markets Bear 2X Fund			Direxion Monthly China Bull 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$ (63,722)	$1,560,000	$1,496,278	$—	$—	$—
Credit Suisse Capital, LLC	—	—	—	(43,384)	3,260,000	3,216,616

Total	$ (63,722)	$1,560,000	$1,496,278	$(43,384)	$3,260,000	$3,216,616

d) Short Positions – The Direxion Monthly Small Cap Bear 2X Fund, Direxion Monthly 10 Year Note Bear 2X Fund, Dynamic HY Bond Fund, HY Bear Fund and Direxion Monthly Emerging Markets Bear 2X Fund may engage in short sale transactions. The Direxion Monthly Small Cap Bull 2X Fund can only engage in short sales “against the box”. In this instance a security can only be sold short if a long position is held on the same security. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required

38	DIREXION SEMI-ANNUAL REPORT

under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at February 29, 2012.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund, other than the U.S. Government Money Market Fund, may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in futures contracts at February 29, 2012.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in options or options on futures contracts at February 29, 2012.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

DIREXION SEMI-ANNUAL REPORT	39

k) Distributions to Shareholders – Each Fund, other than the U.S. Government Money Market Fund, generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. The U.S. Government Money Market Fund ordinarily will declare dividends from net investment income on a daily basis and distribute those dividends monthly. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended February 29, 2012 and year ended August 31, 2011 were as follows:

	Direxion Monthly Small Cap Bull 2X Fund		Direxion Monthly Small Cap Bear 2X Fund		Direxion Monthly 10 Year Note Bull 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$39,145	$1,824,320
Long-Term Capital Gains	—	—	—	—	—	41,945
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$—	$—	$39,145	$1,866,265

	Direxion Monthly 10 Year Note Bear 2X Fund		Dynamic HY Bond Fund		HY Bear Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$4,204,884	$5,101,501	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	—

Total Distributions paid	$—	$—	$4,204,884	$5,101,501	$—	$—

	Direxion Monthly Commodity Bull 2X Fund		Direxion Monthly Emerging Markets Bull 2X Fund		Direxion Monthly Emerging Markets Bear 2X Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$—	$—	$—	$—
Long-Term Capital Gains	—	—	—	—	—	—
Return of Capital	—	—	—	—	—	264,380

Total Distributions paid	$—	$—	$—	$—	$—	$264,380

40	DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly China Bull 2X Fund		U.S. Government Money Market Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$—	$—	$5,501	$32,003
Long-Term Capital Gains	—	—	—	—
Return of Capital	—	—	—	—

Total Distributions paid	$—	$—	$5,501	$32,003

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—	$(723,103)	$—

Undistributed ordinary income	—	—	—	—	—	—
Undistributed long-term capital gain	—	—	—	—	—	—

Total distributable earnings	—	—	—	—	—	—

Other accumulated gain/(loss)	(7,492,038)	(50,282,711)	(449,104)	(16,948,899)	(10,026,177)	(7,609,785)

Total accumulated earnings/ (loss)	$(7,492,038)	$(50,282,711)	$(449,104)	$(16,948,899)	$(10,749,280)	$(7,609,785)

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—	$—

Undistributed ordinary income	—	—	—	—	591
Undistributed long-term capital gain	—	—	—	—	—

Total distributable earnings	—	—	—	—	591

Other accumulated gain/(loss)	(21,410,236)	(35,878,532)	(21,313,848)	(7,959,957)	(627)

Total accumulated earnings/(loss)	$(21,410,236)	$(35,878,532)	$(21,313,848)	$(7,959,957)	$(36)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

DIREXION SEMI-ANNUAL REPORT	41

The cost basis for investments for federal income tax purposes as of February 29, 2012 was as follows:

	Direxion Monthly Small Cap Bull 2X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 10 Year Note Bull 2X Fund	Direxion Monthly 10 Year Note Bear 2X Fund	Dynamic HY Bond Fund	HY Bear Fund
Tax cost of investments	$—	$—	$—	$—	$269,529,103	$—
Gross unrealized appreciation	—	—	—	—	9,661,645	—
Gross unrealized depreciation	—	—	—	—	(792,069)	—

Net unrealized appreciation/ (depreciation)	$—	$—	$—	$—	$8,869,576	$—

	Direxion Monthly Commodity Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Monthly Emerging Markets Bear 2X Fund	Direxion Monthly China Bull 2X Fund	U.S. Government Money Market Fund
Tax cost of investments	$—	$—	$—	$—	$36,236,164
Gross unrealized appreciation	—	—	—	—	—
Gross unrealized depreciation	—	—	—	—	—

Net unrealized appreciation/ (depreciation)	$—	$—	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2011.

At August 31, 2011, the following funds deferred, on a tax basis, post-October losses of:

Direxion Monthly Small Cap Bull 2X Fund	$—
Direxion Monthly Small Cap Bear 2X Fund	11,329,210
Direxion Monthly 10 Year Note Bull 2X Fund	—
Direxion Monthly 10 Year Note Bear 2X Fund	—
Dynamic HY Bond Fund	10,024,869
HY Bear Fund	1,837,506
Direxion Monthly Commodity Bull 2X Fund	—
Direxion Monthly Emerging Markets Bull 2X Fund	8,249,453
Direxion Monthly Emerging Markets Bear 2X Fund	4,800,172
Direxion Monthly China Bull 2X Fund	—
U.S. Government Money Market Fund	—

42	DIREXION SEMI-ANNUAL REPORT

At August 31, 2011 the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2012	8/31/2013	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Direxion Monthly Small Cap Bull 2X Fund	$—	$—	$—	$—	$310,769	$—	$—	$—	$310,769
Direxion Monthly Small Cap Bear 2X Fund	8,346,591	4,667,388	883,969	5,310,686	6,570,886	—	3,873,693	5,087,146	34,740,359
Direxion Monthly 10 Year Note Bull 2X Fund	—	—	—	—	—	—	—	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—	—	—	941,855	2,717,991	1,976,123	—	5,635,969
Dynamic HY Bond Fund	—	—	—	—	—	—	—	—	—
HY Bear Fund	—	—	—	—	—	—	1,308,090	3,132,038	4,440,128
Direxion Monthly Commodity Bull 2X Fund	—	—	—	—	—	—	9,895,898	—	9,895,898
Direxion Monthly Emerging Markets Bull 2X Fund	—	—	—	—	—	6,688,903	1,727,140	—	8,416,043
Direxion Monthly Emerging Markets Bear 2X Fund	—	—	—	—	10,754,148	—	1,854,772	147,792	12,756,712
Direxion Monthly China Bull 2X Fund	—	—	—	—	—	1,208,734	—	—	1,208,734
U.S. Government Money Market Fund	—	189	356	82	—	—	—	—	627

8/31/2011
Capital Loss Utilized:
Direxion Monthly Small Cap Bull 2X Fund	$1,294,096
Direxion Monthly 10 Year Note Bear 2X Fund	1,087,704
Dynamic HY Bond Fund	1,285,594
Direxion Monthly Commodity Bull 2X Fund	14,327,259
Direxion Monthly Emerging Markets Bull 2X Fund	2,302,984
Direxion Monthly China Bull 2X Fund	533,337

Capital Loss Expired:
Direxion Monthly Small Cap Bull 2X Fund	$11,385,015
U.S. Government Money Market Fund	377

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2012, open Federal and state income tax years include the tax years ended August 31, 2009, August 31, 2010 and August 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital los carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

DIREXION SEMI-ANNUAL REPORT	43

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 29, 2012, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales
Direxion Monthly Small Cap Bull 2X Fund	$—	$—
Direxion Monthly Small Cap Bear 2X Fund	—	—
Direxion Monthly 10 Year Note Bull 2X Fund	—	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	—
Dynamic HY Bond Fund	408,720,887	140,147,779
HY Bear Fund	—	—
Direxion Monthly Commodity Bull 2X Fund	—	—
Direxion Monthly Emerging Markets Bull 2X Fund	—	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	—
Direxion Monthly China Bull 2X Fund	—	—
U.S. Government Money Market Fund	—	—

The Funds had no purchases and sales of long-term U.S. Government securities during the six months ended February 29, 2012.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Direxion Monthly Small Cap Bull 2X Fund	0.75%
Direxion Monthly Small Cap Bear 2X Fund	0.75%
Direxion Monthly 10 Year Note Bull 2X Fund	0.75%
Direxion Monthly 10 Year Note Bear 2X Fund	0.75%
Dynamic HY Bond Fund	0.75%
HY Bear Fund	0.75%
Direxion Monthly Commodity Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bull 2X Fund	0.75%
Direxion Monthly Emerging Markets Bear 2X Fund	0.75%
Direxion Monthly China Bull 2X Fund	0.75%
U.S. Government Money Market Fund	0.50%

Effective September 1, 2011, the Adviser has contractually agreed to waive a portion of this investment advisory fee of the Dynamic HY Bond Fund at an annual rate of 0.15% of the Fund’s average daily net assets through June 1, 2013. The Adviser may not recoup these waived fees in the future.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

44	DIREXION SEMI-ANNUAL REPORT

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Direxion Monthly Small Cap Bull 2X Fund	0.65%
Direxion Monthly Small Cap Bear 2X Fund	0.65%
Direxion Monthly 10 Year Note Bull 2X Fund	0.65%
Direxion Monthly 10 Year Note Bear 2X Fund	0.65%
Dynamic HY Bond Fund	0.50%
HY Bear Fund	0.65%
Direxion Monthly Commodity Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bull 2X Fund	0.65%
Direxion Monthly Emerging Markets Bear 2X Fund	0.65%
Direxion Monthly China Bull 2X Fund	0.65%
U.S. Government Money Market Fund	0.45%

Under the Agreement, the Adviser may continue to waive expenses of the U.S. Government Money Market Fund in order to maintain a positive yield to its investors, which is necessitated by the overall decline of yields of the underlying securities of the U.S. Government Money Market Fund. The Advisor is able to recover these waived expenses for the three previous years if the yield provided to its investors maintains a level of 0.50%. Waived expenses of the U.S. Government Money Market Fund subject to potential recovery:

Expiring in:	Amount
2012	$96,666
2013	$496,533
2014	$347,143
2015	$150,675

Total	$1,091,017

Distribution Expenses: Shares of the Funds, except for shares of the Dynamic HY Bond Fund, HY Bear Fund and U.S. Government Money Market Fund, are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Dynamic HY Bond Fund and HY Bear Fund are subject to an annual Rule 12b-1 fee of up to 0.40% of the Fund’s average daily net assets. The U.S. Government Money Market Fund is not authorized to pay 12b-1 fees. The Funds, except the U.S. Government Money Market Fund, currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT	45

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ net assets as of February 29, 2012:

	Direxion Monthly Small Cap Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(449,119)	$—	$(449,119)

	Direxion Monthly Small Cap Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(320,296)	$—	$(320,296)

	Direxion Monthly 10 Year Note Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(85,081)	$—	$(85,081)

	Direxion Monthly 10 Year Note Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$13,479	$—	$13,479

	Dynamic HY Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies—Fixed Income	$278,398,679	$—	$—	$278,398,679

	HY Bear Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(13,344)	$—	$(13,344)

	Direxion Monthly Commodity Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(7,749)	$—	$(7,749)

	Direxion Monthly Emerging Markets Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$732,800	$—	$732,800

	Direxion Monthly Emerging Markets Bear 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(63,722)	$—	$(63,722)

	Direxion Monthly China Bull 2X Fund
Asset Class	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(43,384)	$—	$(43,384)

	U.S. Government Money Market Fund
Asset Class	Level 1	Level 2	Level 3	Total
Short-Term Investments	$36,236,164	$—	$—	$36,236,164

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

46	DIREXION SEMI-ANNUAL REPORT

The Funds follow authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in Level 3 rollforward rather than as one net number.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended February 29, 2012. The Fund held no Level 3 securities during the six months ended February 29, 2012. It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2012, the Funds were invested in equity swap contracts.

At February 29, 2012, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total
Direxion Monthly 10 Year Note Bear 2X Fund	Swap contracts	$13,479	$—	$—	$—	$13,479
Direxion Monthly Commodity Bull 2X Fund	Swap contracts		$26,965	$—	$—	$26,965
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	$—	$—	$—	$739,631	$739,631
Direxion Monthly Emerging Markets Bear 2X Fund	Swap contracts	$—	$—	$—	$320	$320

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

Liability derivatives[1]
		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total
Direxion Monthly Small Cap Bull 2X Fund	Swap contracts	$—	$—	$—	$449,119	$449,119
Direxion Monthly Small Cap Bear 2X Fund	Swap contracts	$—	$—	$—	$320,296	$320,296
Direxion Monthly 10 Year Note Bull 2X Fund	Swap contracts	$85,081	$—	$—	$—	$85,081
HY Bear Fund	Swap contracts	$—	$—	$13,344	$—	$13,344
Direxion Monthly Commodity Bull 2X Fund	Swap contracts	$—	$34,714	$—	$—	$34,714
Direxion Monthly Emerging Markets Bull 2X Fund	Swap contracts	$—	$—	$—	$6,831	$6,831
Direxion Monthly Emerging Markets Bear 2X Fund	Swap contracts	$—	$—	$—	$64,042	$64,042
Direxion Monthly China Bull 2X Fund	Swap contracts	$—	$—	$—	$43,384	$43,384

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps.

DIREXION SEMI-ANNUAL REPORT	47

Transactions in derivative instruments during the six months ended February 29, 2012, were as follows:

		Interest rate risk	Commodities risk	Credit risk	Equity risk	Total
Direxion Monthly Small Cap Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$2,734,898	$2,734,898
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(440,142)	$(440,142)
Direxion Monthly Small Cap Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$(2,856,240)	$(2,856,240)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$326,729	$326,729
Direxion Monthly 10 Year Note Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$1,087,431	$—	$—	$—	$1,087,431
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$(134,138)	$—	$—	$—	$(134,138)
Direxion Monthly 10 Year Note Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$(3,454,227)	$—	$—	$—	$(3,454,227)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$757,476	$—	$—	$—	$757,476
Dynamic HY Bond Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$895,997	$—	$895,997
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$1,307	$—	$1,307
HY Bear Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$(1,262,317)	$—	$(1,262,317)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$356,691	$—	$356,691
Direxion Monthly Commodity Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$(8,185,338)	$—	$—	$(8,185,338)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$6,425,030	$—	$—	$6,425,030
Direxion Monthly Emerging Markets Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$2,792,565	$2,792,565
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(547,076)	$(547,076)
Direxion Monthly Emerging Markets Bear 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$5,350,578	$5,350,578
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$225,302	$225,302
Direxion Monthly China Bull 2X Fund	Realized gain (loss)[1]
	Swap contracts	$—	$—	$—	$(221,348)	$(221,348)
	Change in unrealized appreciation (depreciation)[2]
	Swap contracts	$—	$—	$—	$(284,589)	$(284,589)

[1]	Statement of Operations location: Net realized gain (loss) on swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

48	DIREXION SEMI-ANNUAL REPORT

For the six months ended February 29, 2012, the volume of the derivatives held by the Funds were as follows:

	Quarterly average gross notional amounts
	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Monthly Small Cap Bull 2X Fund	$19,943,836	$—
Direxion Monthly Small Cap Bear 2X Fund	—	16,167,962
Direxion Monthly 10 Year Note Bull 2X Fund	60,334,158	—
Direxion Monthly 10 Year Note Bear 2X Fund	—	50,279,979
Dynamic HY Bond Fund	13,724,949	—
HY Bear Fund	—	8,113,726
Direxion Monthly Commodity Bull 2X Fund	48,692,934	—
Direxion Monthly Emerging Markets Bull 2X Fund	43,798,637	—
Direxion Monthly Emerging Markets Bear 2X Fund	—	14,029,034
Direxion Monthly China Bull 2X Fund	15,289,120	—
U.S. Government Money Market Fund	—	—

The Funds, with the exception of the Dynamic HY Bond Fund and the HY Bear Fund, utilize this volume of derivatives in order to obtain leverage in order to meet this investment objectives of 200% (or -200%) calendar month performance of their respective index. The Dynamic HY Bond Fund and the HY Bear Fund utilize derivatives to obtain exposure to high-yield instruments.

7.	NEW ACCOUNTING PRONOUNCEMENT

In April 2011, FASB issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). This update is effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

In May 2011, FASB issued an update to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards. This update will require reporting entities to discloses the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the update will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this update and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

The Board of Trustees approved, per management’s recommendation, the closing of the Direxion Monthly Emerging Markets Bear 2X Fund. The Fund will close to new purchases as of the closing of business day on March 15, 2012. The Fund will no longer pursue its stated investment objective after March 23, 2012 and may no longer pursue its stated investment objective if net assets fall below $2 million at any time prior to March 23, 2012. The Fund will liquidate its assets and distribute cash to all remaining shareholders on March 30, 2012.

DIREXION SEMI-ANNUAL REPORT	49

Additional Information

(Unaudited)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

50	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

TRUSTEES AND OFFICERS

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 69	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	29	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.
Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.
John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	163	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	51

Direxion Funds

TRUSTEES AND OFFICERS

Principal	Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 43	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	134	N/A

Christopher Lewis Age: 41	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP, May – August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

52	DIREXION SEMI-ANNUAL REPORT

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54

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT	PN-1

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511

Investment Adviser

Rafferty Asset Management, LLC

33 Whitehall St. 10th Floor

New York, NY 10004

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

Evolution Managed Bond Fund

Evolution All-Cap Equity Fund

Evolution Market Leaders Fund

Evolution Alternative Investment Fund

33 Whitehall Street, 10th Floor

New York, New York 10004

(800) 851-0511

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With Direxion e-Delivery you can:

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If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Evolution Funds covers the period from September 1, 2011 to February 29, 2012 (the “Semi-Annual Period”) and covers the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund and Evolution Alternative Investment Fund. Flexible Plan Investments, Ltd. serves as the sub-advisor to the Evolution Funds. During the Semi-Annual Period, the global landscape continued to be consumed by debt, debate, downgrades and potential default; both in the U.S. and overseas. Despite the upheaval caused by the global financial system’s need to deleverage, the U.S. economy ended the Semi-Annual Period looking a bit stronger. Lurking in the background, however, is the specter of Europe. The absence of any disastrous news from Europe during the beginning of 2012 has helped keep a firm undertone to the market, but the problem has not gone away.

Equities:

Following sharp declines in September, global equity markets rallied during the Semi-Annual Period as fears of a Euro meltdown temporarily subsided. With many investors focused on issues in Europe, Emerging Market performance garnered less attention despite its own difficulties. India continued to underperform, as it has multiple headwinds facing it, such as decelerating GDP and Rupee depreciation. The other Asian stalwart, China, has also been plagued by slower global growth as well as intentional cooling in the banking and domestic property markets. Domestically, the U.S. Economy continued to add jobs amidst real labor market improvements. Gasoline prices surged earlier than usual, although partly as a result of investor speculation. During the Semi-Annual Period, the Dow Jones Industrial Average returned 13.05%, and the S&P 500 returned 13.31%.

Fixed Income:

While there were generally positive indicators in equity markets over the Semi-Annual Period, there also remain plenty of signs that investors continue to hedge their bets. Through the end of 2011, overall bonds decisively outperformed stocks; but the trend has reversed a bit in 2012, being generally flat through the first two months. The U.S. Federal Reserve has maintained it will keep short-term interest rates essentially at zero into 2014, an extension by one year of its last declaration about rate policy. Fed Chairman Ben Bernanke appears positioned to look to other quantitative easing tools in the event the recovery falters and/or events in Europe take another urgent turn for the worse. During the Semi-Annual Period, the Barclays Capital Aggregate Bond Index returned 2.71%.

The Evolution Managed Bond Fund is benchmarked to the Barclays Capital U.S. Aggregate Bond Index. The Fund returned 1.57% during the Semi-Annual Period, as compared to the benchmark return of 2.71%. The underperformance of the Managed Bond Fund can be attributed to losses incurred on hedge positions in the Fund, as well as an un-invested cash position. The Fund’s exposure to long-term debt also had a noticeable drag on performance at various points throughout the Semi-Annual Period.

The Evolution All-Cap Equity Fund is benchmarked to the S&P 500 Index. The Fund returned 0.29% during the Semi-Annual Period, underperforming the S&P 500 Index’s return by 13.02%. The All-Cap Equity Fund strives to take advantage of strategic allocations to different areas of the market capitalization structure. Generally, the managers strive to take advantage of cyclical rotations in equities from micro-cap stocks to mega-cap stocks. The underperformance against the benchmark can be attributed to the Fund holding a large cash allocation at varying points during a period of strong and sustained equity returns. Additionally, portfolio hedges used to mitigate losses during market downturns offset gains in underlying equity positions.

The Evolution Market Leaders Fund is benchmarked to the Wilshire 5000 Total Market Index. The Fund returned 4.90% during the Semi-Annual Period, as compared to the benchmark’s return of 12.60%. There were several factors contributing to the lag in performance. Exposure to emerging markets during September caused a noticeable impact, while fixed income exposure performed poorly during October. Other factors, such as a large allocation to cash in the Fund, caused the Fund to miss out on some upside potential.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

4	DIREXION SEMI-ANNUAL REPORT

The Evolution Alternative Investment Fund is benchmarked to the S&P 500 Index. The Fund returned 4.77% during the Semi-Annual Period, underperforming the S&P 500 Index by 8.54%. The underperformance of the Fund was primarily due to a large cash allocation throughout the period. Due to this cash allocation, the Fund outperformed the benchmark during September and much of October while the S&P 500 Index experienced declines. However, the cash exposure also contributed to the Fund’s lack of participation in the continuing rally that has seen the S&P 500 Index climb almost 25% since its lows on October 3, 2011. Additionally, the Fund participated in certain hedging strategies, including short exposure to domestic equity indexes and investments in long/short and commodity mutual funds, which underperformed the S&P 500 Index during the rally.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Jerry Wagner Flexible Plan Investments, Ltd.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The views in this report were those of the Adviser as of February 29, 2012 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund is 1.86%, 1.71%, 1.93% and 2.59% respectively, net of any fee, waivers or expense reimbursements.

The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 1.62% for the Managed Bond Fund, All-Cap Equity Fund, Market Leaders Fund and the Alternative Investment Fund.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 27, 2012

DIREXION SEMI-ANNUAL REPORT	5

Expense Example

February 29, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2011 — February 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	DIREXION SEMI-ANNUAL REPORT

Expense Example Tables

February 29, 2012 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period[2]
Evolution Managed Bond Fund
Based on actual fund return	1.84%	$1,000.00	$1,015.70	$9.22
Based on hypothetical 5% return	1.84%	1,000.00	1,015.71	9.22
Evolution All-Cap Equity Fund
Based on actual fund return	1.82%	1,000.00	1,002.90	9.06
Based on hypothetical 5% return	1.82%	1,000.00	1,015.81	9.12
Evolution Market Leaders Fund
Based on actual fund return	1.80%	1,000.00	1,049.00	9.17
Based on hypothetical 5% return	1.80%	1,000.00	1,015.91	9.02
Evolution Alternative Investment Fund
Based on actual fund return	1.78%	1,000.00	1,047.70	9.06
Based on hypothetical 5% return	1.78%	1,000.00	1,016.01	8.92

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings

February 29, 2012 (Unaudited)

	Cash*	Common Stock	Investment Companies	Futures		Total
Evolution Managed Bond Fund	3%	—	97%	0	%**	100%
Evolution All-Cap Equity Fund	10%	85%	5%	0	%**	100%
Evolution Market Leaders Fund	1%	—	99%	—		100%
Evolution Alternative Investment Fund	11%	—	88%	1%		100%

*	Cash, cash equivalents and other assets less liabilities.

**	Percentage is less than 0.5%.

DIREXION SEMI-ANNUAL REPORT	7

Evolution Managed Bond Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.0%
8,599	AllianceBernstein Global High Income Fund	$130,963
10,494	BlackRock Corporate High Yield Fund VI	130,545
12,294	BlackRock Credit Allocation Income Trust II	131,546
9,104	BlackRock Floating Rate Income Strategies Fund	132,190
14,900	iShares Barclays 1-3 Year Credit Bond Fund	1,566,288
19,554	iShares Barclays 1-3 Year Treasury Bond Fund	1,650,749
13,555	iShares Barclays 3-7 Year Treasury Bond Fund	1,652,626
33,906	iShares Barclays 7-10 Year Treasury Bond Fund	3,564,199
29,537	iShares Barclays 20+ Year Treasury Bond Fund	3,468,530
39,445	iShares Barclays Aggregate Bond Fund	4,368,928
10,039	iShares Barclays TIPS Bond Fund	1,191,328
21,700	iShares iBoxx $ High Yield Corporate Bond Fund	1,999,221
13,400	iShares iBoxx $ Investment Grade Corporate Bond Fund	1,577,180
12,328	iShares S&P National AMT-Free Municipal Bond Fund	1,363,353
17,528	MFS Charter Income Trust	169,496

Shares		Value
24,237	MFS Government Markets Income Trust	$170,144
19,753	MFS Intermediate Income Trust	130,370
23,910	Putnam Premier Income Trust	132,461
68,000	SPDR Barclays Capital 1-3 Month T-Bill ETF	3,116,440
30,700	SPDR Barclays Capital International Treasury Bond ETF	1,857,350
7,876	Templeton Emerging Markets Income Fund	128,615
111,325	Vanguard Total Bond Market ETF	9,340,167
8,357	Wells Fargo Advantage Multi-Sector Income Fund	130,954
6,490	Western Asset Emerging Markets Debt Fund	130,644
12,899	Western Asset High Income Fund II	131,054
10,242	Western Asset/Claymore - Linked Opportunities & Income Fund	132,122

	TOTAL INVESTMENT COMPANIES (Cost $34,763,263)	$38,497,463

	TOTAL INVESTMENTS (Cost $34,763,263) - 97.0%	$38,497,463
	Other Assets in Excess of Liabilities - 3.0%	1,172,802

	TOTAL NET ASSETS - 100.0%	$39,670,265

Percentages are stated as a percent of net assets.

Evolution Managed Bond Fund

Short Futures Contracts

February 29, 2012 (Unaudited)

Contracts		Unrealized Depreciation
14	U.S. Long Bond Index Future Expiring June 2012 (Underlying Face Amount at Market Value $1,983,188)	$(5,747)

The accompanying notes are an integral part of these financial statements.

8	DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 85.2%
Administrative and Support Services - 0.1%
246	Liquidity Services, Inc.(a)	$10,639

Air Transportation - 2.0%
2,469	Alaska Air Group, Inc.(a)	169,299
5,214	United Continental Holdings, Inc.(a)	107,669

		276,968

Ambulatory Health Care Services - 0.4%
1,752	Omnicare, Inc.	61,635

Apparel Manufacturing - 1.1%
279	Cintas Corp.	10,758
14,716	Liz Claiborne, Inc.(a)	143,923

		154,681

Beverage and Tobacco Product Manufacturing - 0.5%
2,278	Altria Group, Inc.	68,568

Building Material and Garden Equipment and Supplies Dealers - 1.9%
1,304	Fastenal Co.	68,695
2,201	Lowe’s Companies, Inc.	62,464
2,757	The Home Depot, Inc.	131,150

		262,309

Chemical Manufacturing - 10.6%
13,760	Achillion Pharmaceuticals, Inc.(a)	144,480
3,171	Akorn, Inc.(a)	39,733
9,909	ARIAD Pharmaceuticals, Inc.(a)	142,095
1,572	Balchem Corp.	42,837
185	Celanese Corp.	8,837
5,463	DepoMed, Inc.(a)	34,362
1,074	Forest Laboratories, Inc.(a)	34,927
194	Gilead Sciences, Inc.(a)	8,852
869	Hi-Tech Pharmacal Co., Inc.(a)	34,691
764	Jazz Pharmaceuticals plc (Ireland(a)	40,087
2,165	Medivation, Inc.(a)	141,829
8,405	Olin Corp.	176,757
17,010	Oncothyreon, Inc.(a)	139,482
5,708	Pharmacyclics, Inc.(a)	143,785
794	Prestige Brands Holdings, Inc.(a)	13,101
225	Questcor Pharmaceuticals Inc.(a)	8,810
2,597	RPM International, Inc.	61,990
12,765	Spectrum Pharmaceuticals Inc.(a)	181,135
1,601	The Medicines Co.(a)	34,309
1,246	ViroPharma, Inc.(a)	39,947

		1,472,046

Clothing and Clothing Accessories Stores - 2.6%
1,956	Charming Shoppes, Inc.(a)	11,051
3,219	Genesco, Inc.(a)	219,343
1,287	Ross Stores, Inc.	68,636
1,863	The TJX Companies, Inc.	68,204

		367,234

Computer and Electronic Product Manufacturing - 0.6%
36	Apple, Inc.(a)	19,528
507	Dell, Inc.(a)	8,837
1,032	GT Advanced Technologies, Inc.(a)	8,856
1,264	LSI Corp.(a)	10,870
717	Seagate Technology plc (Ireland)	18,829

Shares		Value
148	Thomas & Betts Corp.(a)	$10,690

		77,610

Credit Intermediation and Related Activities - 3.7%
3,854	Advance America Cash Advance Centers, Inc.	39,966
621	Altisource Portfolio Solutions SA (Luxembourg)(a)	40,017
3,522	Bank of the Ozarks, Inc.	103,371
4,404	Capital One Financial Corp.	222,842
453	PacWest Bancorp	9,862
10,018	Susquehanna Bancshares, Inc.	92,867

		508,925

Fabricated Metal Product Manufacturing - 0.3%
1,183	Sturm Ruger & Co, Inc.	49,426

Food and Beverage Stores - 0.3%
576	Whole Foods Market, Inc.	46,506

Food Manufacturing - 1.4%
264	Campbell Soup Co.	8,819
3,139	Corn Products International, Inc.	180,022

		188,841

Food Services and Drinking Places - 2.4%
2,277	Brinker International, Inc.	62,822
3,649	Dominos Pizza, Inc.(a)	140,341
688	McDonald’s Corp.	68,305
1,408	Starbucks Corp.	68,372

		339,840

Funds, Trusts, and Other Financial Vehicles - 1.2%
915	AMERIGROUP Corp.(a)	62,156
2,105	Centene Corp.(a)	102,724

		164,880

Furniture and Related Product Manufacturing - 2.1%
5,472	Pier 1 Imports, Inc.(a)	93,954
6,658	Select Comfort Corp.(a)	197,010

		290,964

Gasoline Stations - 0.3%
1,531	Susser Holdings Corp.(a)	38,796

General Merchandise Stores - 1.0%
121	Dollar Tree, Inc.(a)	10,710
1,546	J.C. Penney Co., Inc.	61,222
790	O’Reilly Automotive Inc.(a)	68,335

		140,267

Health and Personal Care Stores - 0.4%
130	Ulta Salon Cosmetics & Fragrance, Inc.(a)	10,821
1,052	Vitamin Shoppe, Inc.(a)	44,637

		55,458

Hospitals - 1.6%
30,098	Health Management Associates, Inc.(a)	222,123

Insurance Carriers and Related Activities - 5.0%
6,371	Assured Guaranty Ltd.	107,033
794	CIGNA Corp.	35,023
1,539	Delphi Financial Group, Inc. - Class A	68,578

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Evolution All-Cap Equity Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
3,195	FBL Financial Group, Inc. - Class A	$108,534
454	Humana, Inc.	39,543
4,315	Lincoln National Corp.	107,185
307	Molina Healthcare, Inc.(a)	10,426
7,920	Protective Life Corp.	219,938

		696,260

Machinery Manufacturing - 7.0%
1,792	AGCO Corp.(a)	92,521
371	Brunswick Corp.	8,978
77	Caterpillar, Inc.	8,841
171	Coinstar, Inc.(a)	9,957
106	Deere & Co.	8,828
8,952	ITT Corp.	223,353
100	Joy Global, Inc.	8,792
22,544	Newpark Resources, Inc.(a)	177,421
3,467	Novellus Systems, Inc.(a)	161,146
3,314	Oil States International, Inc.(a)	269,163

		969,000

Management of Companies and Enterprises - 0.1%
1,185	Boston Private Financial Holdings Inc.	11,293

Merchant Wholesalers, Durable Goods - 1.2%
8,963	American Axle & Manufacturing Holdings, Inc.(a)	102,089
329	W.W. Grainger, Inc.	68,343

		170,432

Merchant Wholesalers, Nondurable Goods - 2.9%
133	Herbalife Ltd.	8,815
34,044	SUPERVALUE, Inc.	222,307
4,109	The Andersons, Inc.	177,057

		408,179

Miscellaneous Manufacturing - 0.8%
217	Newmarket Corp.	39,588
197	SonoSite, Inc.(a)	10,622
1,343	The Valspar Corp.	62,248

		112,458

Motor Vehicle and Parts Dealers - 1.4%
105	Advance Auto Parts, Inc.	8,978
24	AutoZone, Inc.(a)	8,937
7,455	Lithia Motors, Inc.	176,013

		193,928

Oil and Gas Extraction - 5.7%
1,033	Clayton Williams Energy, Inc.(a)	91,265
7,712	El Paso Corp.	214,471
4,760	Energy XXI Ltd.(a)	178,167
2,823	Petroleum Development Corp.(a)	91,860
6,988	Stone Energy Corp.(a)	223,267

		799,030

Other Information Services - 0.1%
65	Baidu.com, Inc.ADR (China)(a)	8,937

Paper Manufacturing - 1.1%
1,164	Buckeye Technologies, Inc.	39,762
1,134	Domtar Corp. (Canada)	108,717

		148,479

Shares		Value
Pipeline Transportation - 2.5%
956	Atlas Pipeline Partners, LP	$35,324
3,717	DCP Midstream Partners, LP	181,018
752	ONEOK, Inc.	62,145
132	Plains All American Pipeline, LP	10,917
1,587	Sunoco Logistics Partners, LP	61,972

		351,376

Primary Metal Manufacturing - 0.3%
5,584	Fushi Copperweld, Inc. China(a)	44,672

Printing and Related Support Activities - 0.8%
352	Deluxe Corp.	8,825
7,744	R.R. Donnelley & Sons Co.	107,022

		115,847

Professional, Scientific, and Technical Services - 4.0%
546	Alexion Pharmaceuticals, Inc.(a)	45,717
3,357	Cubist Pharmaceuticals, Inc.(a)	143,881
3,995	Ebix, Inc.	93,083
2,424	Medidata Solutions, Inc.(a)	48,335
14	Priceline.com, Inc.(a)	8,837
42,866	United Online, Inc.	216,902

		556,755

Publishing Industries (except Internet) - 2.3%
15,039	Gannett Co., Inc.	223,179
2,825	Meredith Corp.	92,942

		316,121

Rail Transportation - 0.7%
1,349	Kansas City Southern(a)	93,863

Real Estate - 1.6%
17,035	Avis Budget Group, Inc.(a)	219,751

Rental and Leasing Services - 4.9%
6,664	Aircastle Ltd	90,697
1,671	Mitcham Industries, Inc.(a)	39,051
4,750	Rent-A-Center, Inc.	168,245
6,420	RSC Holdings, Inc.(a)	142,973
5,785	United Rentals, Inc.(a)	241,119

		682,085

Support Activities for Mining - 0.2%
2,182	RPC, Inc.	34,934

Telecommunications - 1.6%
6,517	BT Group plc ADR (United Kingdom)	222,490

Textile Product Mills - 0.4%
981	Mohawk Industries, Inc.(a)	62,303

Transportation Equipment Manufacturing - 3.1%
85	Goodrich Corp.	10,707
1,841	Standard Motor Products, Inc.	41,828
3,597	The Greenbrier Companies, Inc.(a)	90,932
2,382	TRW Automotive Holdings Corp.(a)	108,953
2,374	Wabtec Corp.	177,409

		429,829

Utilities - 1.2%
1,422	Avista Corp.	35,123
1,550	The Southern Co.	68,495

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Evolution All-Cap Equity Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
2,591	Xcel Energy, Inc.	$68,636

		172,254

Water Transportation - 1.0%
3,378	Golar LNG Ltd.	143,464

Wholesale Electronic Markets and Agents and Brokers - 0.7%
1,729	Reliance Steel & Aluminum Co.	92,882

Wood Product Manufacturing - 0.1%
231	Koppers Holdings, Inc.	8,823

	TOTAL COMMON STOCKS (Cost $11,354,302)	$11,863,161

INVESTMENT COMPANIES - 4.7%
1,620	iShares Barclays 20+ Year Treasury Bond Fund	$190,237
2,049	iShares iBoxx $ High Yield Corporate Bond Fund	188,774
10,773	PowerShares S&P 500 Low Volatility Portfolio	281,714

	TOTAL INVESTMENT COMPANIES (Cost $659,327)	$660,725

	TOTAL INVESTMENTS (Cost $12,013,629) - 89.9%	$12,523,886
	Other Assets in Excess of Liabilities - 10.1%	1,403,226

	TOTAL NET ASSETS - 100.0%	$13,927,112

Percentages are stated as a percent of net assets.

(a)	Non income producing

Evolution All-Cap Equity Fund

Short Futures Contracts

February 29, 2012 (Unaudited)

Contracts		Unrealized Depreciation
31	E-Mini S&P 500 Futures Expiring March 2012 (Underlying Face Amount at Market Value $2,114,200)	$(6,544)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Evolution Market Leaders Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 98.9%
113,200	First Trust NASDAQ-100-Technology Sector Index Fund	$3,133,376
57,800	First Trust Small Cap Core AlphaDEX Fund	1,881,043
36,700	First Trust Technology AlphaDEX Fund	843,733
53,000	Guggenheim Raymond James SB-1 Equity ETF	1,223,775
31,300	Guggenheim S&P Smallcap 600 Pure Value ETF	1,264,896
125,900	iShares Dow Jones U.S. Home Construction Index Fund	1,755,046
24,600	iShares Dow Jones U.S. Industrial Sector Index Fund	1,731,594
37,600	iShares Dow Jones U.S. Regional Banks Index Fund	873,072
36,500	iShares Dow Jones U.S. Technology Sector Index Fund	2,707,205
34,800	iShares Morningstar Large Growth Index Fund	2,586,336
69,100	iShares Nasdaq Biotechnology Index Fund	8,227,046
45,200	iShares PHLX SOX Semiconductor Sector Index Fund	2,607,136
132,200	iShares Russell 2000 Growth Index Fund	12,375,242
108,100	iShares Russell 2000 Index Fund	8,755,019
79,700	iShares S&P MidCap 400 Index Fund	7,781,111
13,800	iShares S&P North American Technology-Software Index Fund	869,676
55,600	iShares S&P SmallCap 600 Growth Index Fund	4,471,908
187,100	iShares S&P SmallCap 600 Index Fund	13,916,498
182,100	iShares S&P SmallCap 600 Value Index Fund	13,941,576
41,300	Market Vectors Biotech ETF	1,742,034
130,600	Market Vectors Semiconductor ETF	4,505,700
64,800	PowerShares Dynamic Networking Portfolio	1,796,904

Shares		Value
38,700	PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	$2,572,002
51,000	PowerShares S&P SmallCap Health Care Portfolio	1,731,960
27,300	PowerShares S&P SmallCap Information Technology Portfolio	844,662
11,000	RevenueShares Mid Cap Fund	348,040
53,100	RevenueShares Small Cap Fund	1,885,050
77,500	Schwab U.S. Large-Cap Growth ETF	2,584,625
12,100	SPDR S&P 600 Small Cap ETF	871,684
32,500	SPDR S&P 600 Small Cap Value ETF	2,392,325
39,500	SPDR S&P Bank ETF	880,060
73,300	SPDR S&P Biotech ETF	5,633,838
87,100	SPDR S&P Homebuilders ETF	1,755,065
21,200	SPDR S&P Insurance ETF	863,688
3,000	SPDR S&P MidCap 400 ETF	533,010
32,400	SPDR S&P Regional Banking ETF	871,236
88,000	SPDR S&P Retail ETF	5,182,320
59	Utilities HOLDRs Trust	6,434
24,900	Vanguard Consumer Discretionary ETF	1,726,566
178,600	Vanguard Extended Market ETF	10,376,660
51,100	Vanguard Growth ETF	1,039,182
25,200	Vanguard Industrials ETF	1,730,736
46,300	Vanguard Mid-Cap Value Index ETF	2,608,542
98,400	Vanguard Small-Cap ETF	7,571,880
145,600	Vanguard Small-Cap Growth ETF	12,387,648
42,500	Vanguard Small-Cap Value ETF	2,921,875
34,200	WisdomTree MidCap Earnings Fund	2,077,992
38,800	WisdomTree SmallCap Earnings Fund	2,145,640

	TOTAL INVESTMENT COMPANIES (Cost $173,331,678)	$172,532,646

	TOTAL INVESTMENTS (Cost $173,331,678) - 98.9%	$172,532,646
	Other Assets in Excess of Liabilities - 1.1%	1,962,437

	TOTAL NET ASSETS - 100.0%	$174,495,083

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Evolution Alternative Investment Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 88.4%
65,397	American Century Long-Short Market Neutral Fund(a)	$686,664
10,600	Consumer Discretionary Select Sector SPDR Fund	457,920
9,800	Consumer Staples Select Sector SPDR Fund	325,654
92,633	Diamond Hill Long-Short Fund	1,647,941
65,277	Driehaus Active Income Fund	693,240
130,168	DWS Disciplined Market Neutral Fund	1,248,309
175,105	DWS Enhanced Commodity Strategy Fund	619,871
31,700	First Trust Consumer Staples AlphaDEX Fund	778,235
10,100	First Trust Health Care AlphaDEX Fund	302,293
39,000	First Trust S&P REIT Index Fund	635,914
9,400	First Trust Utilities AlphaDEX Fund	164,885
12,862	Gateway Fund	346,499
124,752	Grant Park Managed Futures Strategy Fund	1,215,083
81,743	Harbor Commodity Real Return Strategy Fund	606,534
42,079	Hundredfold Select Alternative Fund	975,809
23,000	Industrial Select Sector SPDR Fund	855,830
30,800	iPath S&P 500 Dynamic VIX ETN	1,802,724
2,600	iShares Barclays 20+ Year Treasury Bond Fund	305,318
2,500	iShares Cohen & Steers Realty Majors Index Fund	183,775
8,300	iShares Dow Jones U.S. Aerospace & Defense Index Fund	554,440
19,000	iShares Dow Jones U.S. Consumer Goods Sector Index Fund	1,372,940
3,100	iShares Dow Jones U.S. Consumer Services Sector Index Fund	241,428
9,200	iShares Dow Jones U.S. Healthcare Sector Index Fund	595,332
13,100	iShares Dow Jones U.S. Home Construction Index Fund	182,614
18,600	iShares Dow Jones U.S. Industrial Sector Index Fund	1,309,254
4,400	iShares Dow Jones U.S. Medical Devices Index Fund	287,628
9,400	iShares Dow Jones U.S. Pharmaceuticals Index Fund	758,862
14,400	iShares Dow Jones U.S. Utilities Sector Index Fund	1,236,960
37,400	iShares FTSE NAREIT Mortgage Plus Capped Index Fund	516,868
6,800	iShares FTSE NAREIT Residential Plus Capped Index Fund	301,716
16,200	iShares J.P. Morgan USD Emerging Market Bond Fund	1,835,460
5,000	iShares NASDAQ Biotechnology Index Fund	595,300
13,300	iShares S&P 500 Index Fund	1,826,356
5,200	iShares S&P Global Healthcare Sector Index Fund	302,952
29,100	iShares S&P Global Utilities Sector Index Fund	1,232,967
24,100	iShares S&P U.S. Preferred Stock Index Fund	942,792

Shares		Value
4,000	Market Vectors Biotech ETF	$168,720
4,200	Market Vectors Pharmaceutical ETF	156,912
15,900	Market Vectors Retail ETF	635,523
121,986	MutualHedge Frontier Legends Fund	1,223,524
36,510	Permanent Portfolio	1,793,722
87,552	PIMCO Commodity Real Return Strategy Fund	605,857
5,800	PIMCO Investment Grade Corporate Bond Index Fund	611,842
9,700	PowerShares 1-30 Laddered Treasury Portfolio	310,109
27,100	PowerShares Aerospace & Defense Portfolio	542,770
23,200	PowerShares Dynamic Food & Beverage Portfolio	451,704
11,000	PowerShares Dynamic Leisure & Entertainment Portfolio	227,370
87,200	PowerShares Dynamic Media Portfolio	1,283,584
25,100	PowerShares Dynamic Pharmaceuticals Portfolio	768,813
55,700	PowerShares Dynamic Utilities Portfolio	923,088
11,200	PowerShares Emerging Markets Sovereign Debt Portfolio	314,384
32,300	PowerShares Fundamental High Yield Corporate Bond Portfolio	609,501
51,707	Schooner Fund	1,255,444
10,800	Schwab U.S. REIT ETF	305,986
22,700	SPDR Barclays Capital High Yield Bond ETF	910,043
15,200	SPDR DB International Government Inflation-Protected Bond ETF	924,312
8,200	SPDR DJ International Real Estate ETF	299,136
9,300	SPDR Dow Jones REIT ETF	630,168
1,100	SPDR S&P Biotech ETF	84,546
39,000	SPDR S&P Homebuilders ETF	785,850
2,900	SPDR S&P Pharmaceuticals ETF	162,284
12,800	SPDR S&P Retail ETF	753,792
121,330	Turner Medical Sciences Long/Short Fund	1,233,928
18,500	Utilities Select Sector SPDR Fund	645,650
14,200	Vanguard Consumer Discretionary ETF	984,628
2,700	Vanguard Consumer Staples ETF	226,017
8,500	Vanguard Global ex-U.S. Real Estate Index ETF	404,515
19,000	Vanguard Industrials ETF	1,304,920
7,000	Vanguard Long Term Corporate Bond ETF	620,550
20,100	Vanguard REIT ETF	1,225,899
4,000	Vanguard Short Term Corporate Bond ETF	317,040
4,500	Vanguard Utilities ETF	335,655
28,900	WisdomTree Emerging Markets Local Debt Fund	1,519,562

	TOTAL INVESTMENT COMPANIES (Cost $51,818,103) - 88.4%	$53,503,715

	TOTAL INVESTMENTS (Cost $51,818,103) - 88.4%	$53,503,715
	Other Assets in Excess of Liabilities - 11.6%	7,016,785

	TOTAL NET ASSETS - 100.0%	$60,520,500

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Evolution Alternative Investment Fund

Futures Contracts

February 29, 2012 (Unaudited)

Contracts		Unrealized Appreciation
156	E-Mini NASDAQ-100 Futures Expiring March 2012 (Underlying Face Amount at Market Value $8,183,760)	$396,782

Evolution Alternative Investment Fund

Short Futures Contracts

February 29, 2012 (Unaudited)

Contracts		Unrealized Depreciation
75	E-Mini S&P 500 Futures Expiring March 2012 (Underlying Face Amount at Market Value $5,115,000)	$(17,594)

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Assets:
Investments, at market value (Note 2)	$38,497,463	$12,523,886
Cash	1,246,001	1,227,137
Receivables:
Fund shares sold	74,749	8,699
Investment securities sold	2,722,101	2,074,640
Deposits at broker for futures	68,670	141,883
Variation margin	10,063	11,470
Dividends and interest	1,573	12,967

Total assets	42,620,620	16,000,682

Liabilities:
Payables:
Fund shares redeemed	160,631	17,889
Investment securities purchased	2,712,966	2,017,979
Due to broker for futures	15,750	17,883
Accrued investment advisory fees	26,866	8,881
Accrued operating services fees	14,105	4,663
Accrued distribution expense	11,525	5,113
Accrued shareholder servicing fees	8,512	1,162

Total liabilities	2,950,355	2,073,570

Net Assets	$39,670,265	$13,927,112

Net Assets Consist Of:
Capital stock	38,681,156	34,387,321
Accumulated net investment loss	(125,915)	(12,642)
Accumulated net realized loss	(2,613,429)	(20,951,280)
Net unrealized appreciation (depreciation) on:
Investments	3,734,200	510,257
Futures	(5,747)	(6,544)

Total Net Assets	$39,670,265	$13,927,112

Calculation of Net Assets Value Per Share:
Net assets	$39,670,265	$13,927,112
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	2,248,898	999,172
Net asset value, redemption and offering price per share	$17.64	$13.94

Cost of Investments	$34,763,263	$12,013,629

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Statements of Assets and Liabilities

February 29, 2012 (Unaudited)

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Assets:
Investments, at market value (Note 2)	$172,532,646	$53,503,715
Cash	2,296,386	6,889,459
Receivables:
Fund shares sold	842,234	98,217
Investment securities sold	27,927,217	4,472,466
Due from broker for futures	—	381,037
Dividends and interest	54	4,167

Total assets	203,598,537	65,349,061

Liabilities:
Payables:
Fund shares redeemed	567,864	273,720
Investment securities purchased	28,320,582	4,232,389
Deposits from broker for futures	—	252,077
Variation margin	—	867
Accrued investment advisory fees	105,691	39,564
Accrued operating services fees	56,319	20,771
Accrued distribution expense	31,589	7,322
Accrued shareholder servicing fees	21,409	1,851

Total liabilities	29,103,454	4,828,561

Net Assets	$174,495,083	$60,520,500

Net Assets Consist Of:
Capital stock	169,661,777	67,677,746
Undistributed (Accumulated) net investment income (loss)	74,426	(28,294)
Undistributed (Accumulated) net realized gain (loss)	5,557,912	(9,193,752)
Net unrealized appreciation (depreciation) on:
Investments	(799,032)	1,685,612
Futures	—	379,188

Total Net Assets	$174,495,083	$60,520,500

Calculation of Net Assets Value Per Share:
Net assets	$174,495,083	$60,520,500
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	12,945,391	3,777,836
Net asset value, redemption and offering price per share	$13.48	$16.02

Cost of Investments	$173,331,678	$51,818,103

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund
Investment income:
Dividend income (net of foreign withholding tax of $– and $278 ,respectively)	$1,143,641	$142,145
Interest income	107	(64)

Total investment income	1,143,748	142,081

Expenses:
Investment advisory fees	408,022	85,231
Operating services fees	194,465	40,453
Distribution expenses	102,006	21,308
Shareholder servicing fees	61,203	12,784

Total expenses before interest and reimbursement	765,696	159,776
Interest on line of credit	8,954	354
Less: Reimbursement of expenses from Advisor	(23,864)	(5,407)

Total expenses	750,786	154,723

Net investment income (loss)	392,962	(12,642)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	1,748,453	(180,700)
Futures	97,505	(150,658)

	1,845,958	(331,358)

Capital gain distributions from regulated investment companies	182,121	1,563

Change in unrealized appreciation (depreciation) on:
Investments	(428,990)	69,587
Futures	(12,679)	3,368

	(441,669)	72,955

Net realized and unrealized gain (loss) on investments	1,586,410	(256,840)

Net increase (decrease) in net assets resulting from operations	$1,979,372	$(269,482)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Statements of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Investment income:
Dividend income (net of foreign withholding tax of $– and $17, respectively)	$1,307,646	$349,899
Interest income	1,964	1,331

Total investment income	1,309,610	351,230

Expenses:
Investment advisory fees	687,129	213,204
Operating services fees	322,888	99,298
Distribution expenses	171,782	53,301
Shareholder servicing fees	103,069	31,981

Total expenses before interest and reimbursement	1,284,868	397,784
Interest on line of credit	2,006	—
Less: Reimbursement of expenses from Advisor	(51,690)	(18,260)

Total expenses	1,235,184	379,524

Net investment income (loss)	74,426	(28,294)

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	8,420,721	(167,717)
Futures	—	958,225
Swaps	—	27,433

	8,420,721	817,941

Capital gain distributions from regulated investment companies	—	96,470

Change in unrealized appreciation (depreciation) on:
Investments	(2,802,607)	1,270,272
Futures	—	391,034

	(2,802,607)	1,661,306

Net realized and unrealized gain (loss) on investments	5,618,114	2,575,717

Net increase in net assets resulting from operations	$5,692,540	$2,547,423

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$392,962	$980,697	$(12,642)	$(175,840)
Net realized gain (loss) on investments	1,845,958	137,911	(331,358)	325,471
Capital gain distributions from regulated investment companies	182,121	238,086	1,563	—
Change in net unrealized appreciation (depreciation) on investments	(441,669)	84,901	72,955	286,381

Net increase (decrease) in net assets resulting from operations	1,979,372	1,441,595	(269,482)	436,012

Distributions to shareholders:
Net investment income	(1,092,242)	(911,640)	—	—

Total distributions to shareholders	(1,092,242)	(911,640)	—	—

Capital share transactions:
Net increase (decrease) in net assets resulting from net change in capital share transactions(a)	(24,359,067)	9,853,046	(6,248,375)	8,654,112

Total increase (decrease) in net assets from capital share transactions	(24,359,067)	9,853,046	(6,248,375)	8,654,112

Total increase (decrease) in net assets	(23,471,937)	10,383,001	(6,517,857)	9,090,124

Net assets:
Beginning of year/period	63,142,202	52,759,201	20,444,969	11,354,845

End of year/period	$39,670,265	$63,142,202	$13,927,112	$20,444,969

Undistributed (Accumulated) net investment income (loss), end of year/period	$(125,915)	$573,365	$(12,642)	$—

(a)	Summary of capital share transactions is as follows:

	Evolution Managed Bond Fund				Evolution All-Cap Equity Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	7,298,434	$128,332,118	8,332,132	$142,306,590	708,971	$9,600,849	2,407,735	$36,266,754
Shares issued in reinvestment of distributions	62,081	1,092,232	54,021	911,640	—	—	—	—
Shares redeemed	(8,710,572)	(153,783,417)	(7,795,613)	(133,365,184)	(1,180,385)	(15,849,224)	(1,880,397)	(27,612,642)

Net increase (decrease)	(1,350,057)	$(24,359,067)	590,540	$9,853,046	(471,414)	$(6,248,375)	527,338	$8,654,112

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Statements of Changes in Net Assets

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$74,426	$(939,360)	$(28,294)	$(432,839)
Net realized gain (loss) on investments	8,420,721	555,858	817,941	(587,003)
Capital gain distributions from regulated investment companies	—	306,237	96,470	437,775
Change in net unrealized appreciation (depreciation) on investments	(2,802,607)	4,002,000	1,661,306	(555,052)

Net increase (decrease) in net assets resulting from operations	5,692,540	3,924,735	2,547,423	(1,137,119)

Distributions to shareholders:
Net investment income	—	(242,010)	—	—

Total distributions to shareholders	—	(242,010)	—	—

Capital share transactions:
Net increase in net assets resulting from net change in capital share transactions(a)	35,834,056	35,700,458	16,190,547	10,794,891

Total increase in net assets from capital share transactions	35,834,056	35,700,458	16,190,547	10,794,891

Total increase in net assets	41,526,596	39,383,183	18,737,970	9,657,772

Net assets:
Beginning of year/period	132,968,487	93,585,304	41,782,530	32,124,758

End of year/period	$174,495,083	$132,968,487	$60,520,500	$41,782,530

Undistributed (Accumulated) net investment income (loss), end of year/period	$74,426	$—	$(28,294)	$—

(a)	Summary of capital share transactions is as follows:

	Evolution Market Leaders Fund				Evolution Alternative Investment Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011		Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	12,444,859	$162,956,361	11,322,168	$158,854,601	2,926,548	$45,262,395	4,757,580	$77,961,447
Shares issued in reinvestment of distributions	—	—	17,176	242,010	—	—	—	—
Shares redeemed	(9,846,346)	(127,122,305)	(8,843,764)	(123,396,153)	(1,881,207)	(29,071,848)	(4,146,064)	(67,166,556)

Net increase	2,598,513	$35,834,056	2,495,580	$35,700,458	1,045,341	$16,190,547	611,516	$10,794,891

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]		Net Assets, End of Year/ Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[1]		Portfolio Turnover Rate[4]
													Total Expenses[1]	Net Expenses[1]	Total Expenses[1]	Net Expenses[1]
Evolution Managed Bond Fund
Six months ended February 29, 2012 (Unaudited)	$17.54	$0.08	$0.19	$0.27	$(0.17)	$—	$—	$(0.17)	$17.64	1.57%	[5]	$39,670	—	—	1.90%	1.84%	0.96%		257%	[5]
Year ended August 31, 2011	17.54	0.25	(0.02)	0.23	(0.23)	—	—	(0.23)	17.54	1.36%		63,142	—	—	1.91%	1.91%	1.48%		506%
Year ended August 31, 2010	16.57	0.34	0.93	1.27	(0.30)	—	—	(0.30)	17.54	7.78%		52,759	—	—	1.91%	1.91%	2.02%		390%
Year ended August 31, 2009	16.41	0.37	0.12	0.49	(0.33)	—	—	(0.33)	16.57	3.04%		47,765	—	—	1.88%	1.87%	2.32%		425%
Year ended August 31, 2008	16.83	0.59	(0.30)	0.29	(0.71)	—	—	(0.71)	16.41	1.78%		26,242	—	—	1.90%	1.75%	3.51%		439%
Year ended August 31, 2007	17.45	0.64	(0.51)	0.13	(0.75)	—	—	(0.75)	16.83	0.76%		39,736	—	—	1.75%	1.75%	3.70%		914%
Evolution All-Cap Equity Fund
Six months ended February 29, 2012 (Unaudited)	13.90	(0.01)	0.05	0.04	—	—	—	—	13.94	0.29%	[5]	13,927	—	—	1.88%	1.82%	(0.15%	)	780%	[5]
Year ended August 31, 2011	12.04	(0.14)	2.00	1.86	—	—	—	—	13.90	15.45%		20,445	—	—	1.90%	1.90%	(0.96%	)	1,415%
Year ended August 31, 2010	14.83	(0.09)	(2.70)	(2.79)	—	—	—	—	12.04	(18.81%	)	11,355	—	—	1.90%	1.90%	(0.65%	)	1,677%
Year ended August 31, 2009	18.55	(0.07)	(3.65)	(3.72)	—	—	—	—	14.83	(20.05%	)	43,472	—	—	1.87%	1.85%	(0.48%	)	1,977%
Year ended August 31, 2008	24.31	(0.06)	(1.96)	(2.02)	—	(3.74)	—	(3.74)	18.55	(10.07%	)	35,137	—	—	1.84%	1.75%	(0.27%	)	1,374%
Year ended August 31, 2007	22.75	0.03	2.67	2.70	(0.19)	(0.95)	—	(1.14)	24.31	12.03%		64,247	—	—	1.69%	1.69%	0.10%		885%
Evolution Market Leaders Fund
Six months ended February 29, 2012 (Unaudited)	12.85	0.01	0.62	0.63	—	—	—	—	13.48	4.90%	[5]	174,495	—	—	1.87%	1.80%	0.11%		481%	[5]
Year ended August 31, 2011	11.92	(0.11)	1.07	0.96	(0.03)	—	—	(0.03)	12.85	8.04%		132,968	—	—	1.90%	1.90%	(0.76%	)	781%
Year ended August 31, 2010	11.35	(0.04)	0.64	0.60	(0.03)	—	—	(0.03)	11.92	5.29%		93,585	—	—	1.90%	1.90%	(0.33%	)	1,239%
Year ended August 31, 2009	16.68	(0.02)	(5.31)	(5.33)	—	—	—	—	11.35	(31.95%	)	45,077	—	—	1.95%	1.90%	(0.16%	)	1,697%
Year ended August 31, 2008	18.80	0.07	(2.10)	(2.03)	(0.06)	—	(0.03)	(0.09)	16.68	(10.86%	)	17,298	—	—	1.96%	1.75%	0.38%		1,191%
Year ended August 31, 2007	18.12	(0.03)	0.78	0.75	(0.07)	—	—	(0.07)	18.80	4.06%		31,637	—	—	1.85%	1.75%	(0.17%	)	886%
Evolution Alternative Investment Fund
Six months ended February 29, 2012 (Unaudited)	15.29	(0.01)	0.74	0.73	—	—	—	—	16.02	4.77%	[5]	60,521	—	—	1.87%	1.78%	(0.13%	)	595%	[5]
Year ended August 31, 2011	15.15	(0.15)	0.29	0.14	—	—	—	—	15.29	0.92%		41,783	—	—	1.90%	1.90%	(0.95%	)	1,073%
Year ended August 31, 2010	15.52	(0.10)	(0.25)	(0.35)	(0.02)	—	—	(0.02)	15.15	(2.26%	)	32,125	—	—	1.90%	1.90%	(0.66%	)	879%
Year ended August 31, 2009	17.63	(0.02)	(1.47)	(1.49)	(0.62)	—	—	(0.62)	15.52	(8.35%	)	20,102	—	—	1.99%	1.90%	(0.10%	)	785%
Year ended August 31, 2008	20.48	0.45	(2.60)	(2.15)	(0.06)	(0.64)	—	(0.70)	17.63	(10.77%	)	25,037	—	—	1.89%	1.75%	2.32%		777%
Year ended August 31, 2007	20.65	0.32	(0.03)	0.29	(0.32)	(0.14)	—	(0.46)	20.48	1.35%		46,115	—	—	1.72%	1.75%	1.46%		824%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment to take advantage of anticipated changes in market conditions.

[5]	Not annualized.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Funds

Notes to the Financial Statements

February 29, 2012 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 28 series in operation of which four are included in this report, the Evolution Managed Bond Fund, the Evolution All-Cap Equity Fund, the Evolution Market Leaders Fund and the Evolution Alternative Investment Fund (each a “Fund” and collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The Evolution Managed Bond Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its assets (plus any borrowing for investment purposes) in fixed-income securities indirectly through securities that invest in or are a derivative of fixed-income securities, including exchange traded funds (ETFs), unit investment trusts and closed-end and open-end investment companies. The Evolution All-Cap Equity Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by investing at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities either directly through individual stocks and American Depository Receipts (ADRs) or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Market Leaders Fund seeks high appreciation on an annual basis consistent with a high tolerance for risk by typically investing primarily in equity securities either directly or indirectly through individual stocks and ADRs or indirectly through securities that invest in or are a derivative of equity securities. The Evolution Alternative Investment Fund seeks high total return on an annual basis with the S&P 500® Index consistent with a high tolerance for risk by investing primarily in securities, including dividend-paying equities or interest bearing fixed income securities, having a low or negative correlation with the S&P 500® Index (collectively, “alternative securities”) or indirectly through securities that invest in or are a derivative of alternative securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and ETFs are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAVs on the valuation dates. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by the Fund’s pricing service by using the mean prices or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. Government securities) whose fair value, including accrued

22	DIREXION SEMI-ANNUAL REPORT

interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at February 29, 2012.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Funds enter into netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. The Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty under such netting agreements. The Fund’s obligations are accrued daily (offset by any amounts owed to the Funds.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amount. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Funds. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov.

The Funds were not invested in swap contracts at February 29, 2012.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends

DIREXION SEMI-ANNUAL REPORT	23

payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds were not invested in short positions at February 29, 2012.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at February 29, 2012.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

24	DIREXION SEMI-ANNUAL REPORT

The tax character of distributions for the Funds during the six months ended February 29, 2012 and year ended August 31, 2011 were as follows:

	Evolution Managed Bond Fund		Evolution All-Cap Equity Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$1,092,242	$911,640	$—	$—

Total distributions paid	$1,092,242	$911,640	$—	$—

	Evolution Market Leaders Fund		Evolution Alternative Investment Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$—	$242,010	$—	$—

Total distributions paid	$—	$242,010	$—	$—

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended August 31, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of August 31, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Net unrealized appreciation/(depreciation)	$2,711,491	$(1,050,506)	$11,652	$(23,952)

Undistributed ordinary income	573,365	—	—	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	573,365	—	—	—

Other accumulated gain/(loss)	(3,182,877)	(19,140,221)	(870,886)	(9,680,717)

Total accumulated earnings/(loss)	$101,979	$(20,190,727)	$(859,234)	$(9,704,669)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/(loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/(loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 29, 2012 was as follows:

	Evolution Managed Bond Fund	Evolution All-Cap Equity Fund	Evolution Market Leaders Fund	Evolution Alternative Investment Fund
Tax cost of investments	$36,214,962	$13,504,805	$175,323,601	$52,257,395
Gross unrealized appreciation	3,756,149	717,742	1,107,922	1,758,771
Gross unrealized depreciation	(1,473,648)	(1,698,661)	(3,898,877)	(512,451)

Net unrealized appreciation/(depreciation)	$2,282,501	$(980,919)	$(2,790,955)	$1,246,320

DIREXION SEMI-ANNUAL REPORT	25

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2011.

At August 31, 2011, the following funds deferred, on a tax basis, post-October losses of:

Evolution Managed Bond Fund	$—
Evolution All-Cap Equity Fund	—
Evolution Market Leaders Fund	307,700
Evolution Alternative Investment Fund	1,510,059

At August 31, 2011, the following funds had capital loss carryforwards on a tax basis of:

	Expires
	8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	8/31/2019	Total
Evolution Managed Bond Fund	$560,526	$586,831	$1,226,623	$743,352	$—	$—	$3,117,332
Evolution All-Cap Equity Fund	—	—	3,893,085	8,377,957	4,229,896	2,415,329	18,916,267
Evolution Market Leaders Fund	—	—	—	—	—	—	—
Evolution Alternative Investment Fund	—	—	1,031,582	6,768,541	—	99,925	7,900,048

	8/31/2011
Capital Loss Utilized:
Evolution Managed Bond Fund	$522,481
Evolution Market Leaders Fund	1,998,069

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2012, open Federal and state income tax years include the tax years ended August 31, 2009 and August 31, 2010 and August 31, 2011. The Funds have no examination in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

26	DIREXION SEMI-ANNUAL REPORT

l) Credit Facility – U.S. Bank, N.A. (“U.S. Bank”) had made available to Funds a credit facility pursuant to a Line of Credit Agreement (“Line of Credit”) for meeting redemption requests. The following funds utilized the Line of Credit during the six months ended February 29, 2012:

	Available Borrowing (Lesser of 33 1/3% of Fund’s Net Assets or)	Outstanding Balance as of February 29, 2012	Maximum Amount Outstanding During the Six Months Ended February 29, 2012	Average Daily Balance	Interest Expense	Borrowings Charged At
Evolution Managed Bond Fund	$13,000,000	$—	$13,000,000	$644,071	$8,954	Prime Rate less 1/2%
Evolution All-Cap Equity Fund	2,500,000	—	2,500,000	25,473	354	Prime Rate less 1/2%
Evolution Market Leaders Fund	22,000,000	—	11,259,000	144,313	2,006	Prime Rate less 1/2%
Evolution Alternative Investment Fund	8,500,000	—	—	—	—	Prime Rate less 1/2%

m) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

n) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 29, 2012, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

	Purchases	Sales
Evolution Managed Bond Fund	$196,409,933	$220,870,912
Evolution All-Cap Equity Fund	114,978,202	118,876,562
Evolution Market Leaders Fund	631,949,787	547,870,392
Evolution Alternative Investment Fund	217,657,628	178,187,263

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to each Fund’s average daily net assets at the annual rates presented below:

Evolution Managed Bond Fund	1.00%
Evolution All-Cap Equity Fund	1.00%
Evolution Market Leaders Fund	1.00%
Evolution Alternative Investment Fund	1.00%

Effective December 29, 2011, the Adviser has contractually agreed to waive a portion of each Fund’s investment advisory fees at an annual rate of 0.20% of the Fund’s average daily net assets through February 1, 2013. In addition, the Adviser has entered into sub-advisory agreements relating to the Funds whereby the sub-advisor, Flexible Plan Investments, Ltd., will direct investment activities of the Funds. The Adviser pays, out of the management fees it receives from the Funds, a fee for these sub-advisory services.

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on

DIREXION SEMI-ANNUAL REPORT	27

short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds.

In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee. The monthly fee is calculated on an annualized basis on the average net assets of each Fund and the below amount:

Evolution Managed Bond Fund	0.42%
Evolution All-Cap Equity Fund	0.42%
Evolution Market Leaders Fund	0.42%
Evolution Alternative Investment Fund	0.42%

These amounts were lowered from 0.50% to 0.42% effective December 29, 2011.

Distribution Expenses: Shares of the Funds are subject to an annual Rule 12b-1 fee equal to 0.25% of the average daily net assets.

Shareholder Servicing Fees: The Board has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.15% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services for and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principle underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 29, 2012. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The follow is a summary of the inputs used to value the Funds’ net assets as of February 29, 2012:

	Evolution Managed Bond Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies — Fixed Income	$38,497,463	$—	$—	$38,497,463
Other Financial Instruments*	$(5,747)	$—	$—	$(5,747)

	Evolution All-Cap Equity Fund
Asset Class	Level 1	Level 2	Level 3	Total
Equity Securities	$11,863,161	$—	$—	$11,863,161
Investment Companies — Equity	$281,714	$—	$—	$281,714
Investment Companies — Fixed Income	$379,011	$—	$—	$379,011
Other Financial Instruments*	$(6,544)	$—	$—	$(6,544)

	Evolution Market Leaders Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies — Equity	$172,532,646	$—	$—	$172,532,646

28	DIREXION SEMI-ANNUAL REPORT

	Evolution Alternative Investment Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies — Equity	$45,225,594	$—	$—	$45,225,594
Investment Companies — Fixed Income	$8,278,121	$—	$—	$8,278,121
Other Financial Instruments*	$379,188	$—	$—	$379,188

For further detail on each asset class, see the Schedule of Investments.

*	Other financial instruments include futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds follow authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in Level 3 rollforward rather than as one net number.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended February 29, 2012. The Fund held no Level 3 securities during the six months ended February 29, 2012. It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2012, the Funds were invested in futures contracts and equity swap contracts.

At February 29, 2012, the fair value of derivatives instruments were as follows:

Asset Derivatives[1]
		Interest Rate Risk	Equity Risk	Total
Evolution Alternative Investment Fund	Futures Contracts*	$—	$396,782	$396,782

[1]	Statement of Assets and Liabilities location: Variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability Derivatives[1]
		Interest Rate Risk	Equity Risk	Total
Evolution Managed Bond Fund	Futures Contracts*	$5,747	$—	$5,747
Evolution All-Cap Equity Fund	Futures Contracts*	$—	$6,544	$6,544
Evolution Alternative Investment Fund	Futures Contracts*	$—	$17,594	$17,594

[1]	Statement of Assets and Liabilities location: Variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.
Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

DIREXION SEMI-ANNUAL REPORT	29

Transactions in derivative instruments during the six months ended February 29, 2012, were as follows:

		Interest rate risk	Equity risk	Total
Evolution Managed Bond Fund	Realized gain (loss)[1]
	Futures Contracts	$97,505	$—	$97,505
	Change in unrealized appreciation (depreciation)[2]
	Futures Contracts	$(12,679)	$—	$(12,679)
Evolution All-Cap Equity Fund	Realized gain (loss)[1]
	Futures Contracts	$—	$(150,658)	$(150,658)
	Change in unrealized appreciation (depreciation)[2]
	Futures Contracts	$—	$3,368	$3,368
Evolution Alternative Investment Fund	Realized gain (loss)[1]
	Futures Contracts	$—	$958,225	$958,225
	Swap Contracts	—	27,433	27,433
	Total realized gain (loss)	$—	$985,658	$985,658
	Change in unrealized appreciation (depreciation)[2]
	Futures Contracts	$—	$391,034	$391,034

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended February 29, 2012, the volume of the derivatives held by the Funds were as follows:

	Quarterly Average Gross Notional Amounts
	Long Futures Contracts	Short Futures Contracts
Evolution Managed Bond Fund	$729,023	$1,917,131
Evolution All-Cap Equity Fund	643,009	3,976,140
Evolution Market Leaders Fund	—	—
Evolution Alternative Investment Fund	2,595,659	3,328,147

The Funds utilized this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposures of a Fund’s position. During the six months ended February 29, 2012, the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund and the Evolution Alternative Investment Fund maintained a consistent volume of its investments in short futures contracts throughout the six months ended February 29, 2012. Each of these Funds have also sporadically invested in long futures contracts as market conditions dictated.

7.	NEW ACCOUNTING PRONOUNCEMENT

In April 2011, FASB issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). This update is effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

In May 2011, FASB issued an update to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards. This update will require reporting entities to discloses the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the update will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods

30	DIREXION SEMI-ANNUAL REPORT

beginning after December 15, 2011. At this time, management is evaluating the implications of this update and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Funds follow authoritative standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

DIREXION SEMI-ANNUAL REPORT	31

ADDITIONAL INFORMATION

(UNAUDITED)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

32	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

TRUSTEES AND OFFICERS

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 69	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	29	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	163	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	33

Direxion Funds

TRUSTEES AND OFFICERS

Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 43	President;	One Year; Since 1999	Managing Director of Rafferty, 1999-present.	134	N/A

	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

Christopher Lewis Age: 41	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP, May – August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

34	DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the Semi-annual report.

DIREXION SEMI-ANNUAL REPORT	PN-1

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

Advisor

Rafferty Asset Management, LLC

33 Whitehall St. 10th Floor

New York, NY 10004

Sub-Advisor

Flexible Plan Investments, Ltd.

3833 Telegraph Road

Bloomfield Hills, MI 48302

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

HCM Freedom Fund

33 Whitehall Street, 10th Floor

New York, New York 10004

(800) 851-0511

Help Preserve the Environment – Go Green!

Go paperless with Direxion e-Delivery – a service allowing shareholders to reduce clutter with full online access to regulatory documents. Begin the preservation process with e-delivery.

With Direxion e-Delivery you can:

•	Receive email notifications when your most recent shareholder communications are available for review.
•	Access prospectuses, annual reports and semiannual reports online.

It’s easy to enroll:

1.	Visit www.direxionfunds.com/edelivery

2.	Follow the simple enrollment instructions

If you have questions about Direxion e-Delivery services, contact one of our shareholder representatives at 800-851-0511.

LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the HCM Freedom Fund covers the period from September 1, 2011 to February 29, 2012 (the “Semi-Annual Period”). Horizon Capital Management, Inc. serves as the sub-advisor to the Fund. During the Semi-Annual Period, the global landscape continued to be consumed by debt, debate, downgrades and potential default; both in the U.S. and overseas. Despite the upheaval caused by the global financial system’s need to deleverage, the U.S. economy ended the Semi-Annual Period looking a bit stronger. Lurking in the background, however, is the specter of Europe. The absence of any disastrous news from Europe during the beginning of 2012 has helped keep a firm undertone to the market, but the problem has not gone away.

Equities:

Following sharp declines in September, global equity markets rallied during the Semi-Annual Period as fears of a Euro meltdown temporarily subsided. With many investors focused on issues in Europe, Emerging Market performance garnered less attention despite its own difficulties. India continued to underperform, as it has multiple headwinds facing it, such as decelerating GDP and Rupee depreciation. The other Asian stalwart, China, has also been plagued by slower global growth as well as intentional cooling in the banking and domestic property markets. Domestically, the U.S. Economy continued to add jobs amidst real labor market improvements. Gasoline prices surged earlier than usual, although partly as a result of investor speculation. During the Semi-Annual Period, the Dow Jones Industrial Average returned 13.05%, and the S&P 500 returned 13.31%.

Fixed Income:

While there were generally positive indicators in equity markets over the Semi-Annual Period, there also remain plenty of signs that investors continue to hedge their bets. Through the end of 2011, overall bonds decisively outperformed stocks; but the trend has reversed a bit in 2012, being generally flat through the first two months. The U.S. Federal Reserve has maintained it will keep short-term interest rates essentially at zero into 2014, an extension by one year of its last declaration about rate policy. Fed Chairman Ben Bernanke appears positioned to look to other quantitative easing tools in the event the recovery falters and/or events in Europe take another urgent turn for the worse. During the Semi-Annual Period, the Barclays Capital Aggregate Bond Index returned 2.71%.

The HCM Freedom Fund is benchmarked to the S&P 500 Index. The Fund returned -0.47% during the Semi-Annual Period, as compared to the benchmark return of 13.31%. The Fund outperformed the S&P 500 Index during September, however underperformed the Index from October through February. The underperformance can be attributed to the Fund maintaining a large cash allocation and investments in high grade corporate bonds. The Fund did not participate in the S&P 500 Index rally rather it maintained a large cash balance, and when invested, the high grade corporate bonds underperformed the Index.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

4	DIREXION SEMI-ANNUAL REPORT

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Dexter Lyons Horizon Capital Management, Inc.	Mark Thomas Horizon Capital Management, Inc.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

The views in this report were those of the Adviser as of February 29, 2012 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the HCM Freedom Fund, net of any fee, waivers or expense reimbursements is 2.93%.

The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect fees and expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual operating expense ratio would be 2.35%.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: April 27, 2012

DIREXION SEMI-ANNUAL REPORT	5

Expense Example

February 29, 2012 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (September 1, 2011 — February 29, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	DIREXION SEMI-ANNUAL REPORT

Expense Example Table

February 29, 2012 (Unaudited)

	Expense Ratio[1]	Beginning Account Value September 1, 2011	Ending Account Value February 29, 2012	Expenses Paid During Period[2]
HCM Freedom Fund
Based on actual fund return	2.35%	$1,000.00	$995.30	$11.66
Based on hypothetical 5% return	2.35%	1,000.00	1,013.18	11.76

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings

February 29, 2012 (Unaudited)

	Cash*	Investment Companies	Swaps		Total
HCM Freedom Fund	3%	97%	0	%**	100%

*	Cash, cash equivalents and other assets less liabilities.

**	Percentage is lass than 0.5%

DIREXION SEMI-ANNUAL REPORT	7

HCM Freedom Fund

Schedule of Investments

February 29, 2012 (Unaudited)

Shares		Value
INVESTMENT COMPANIES - 97.1%
269,537	Columbia High Yield Municipal Fund	$2,776,226
301,075	DWS Floating Rate Fund	2,790,968
220,490	DWS Strategic High Yield Tax Free Fund	2,789,200
349,170	Invesco High Income Municipal Bond Fund	2,775,902
191,567	Legg Mason Western Asset Municipal High Income Fund	2,787,305
178,013	Nuveen High Yield Municipal Bond Fund	2,825,066
329,882	PIMCO High Yield Municipal Bond Fund	2,771,012
293,920	PIMCO Municipal Bond Fund	2,777,540
274,307	Wells Fargo Advantage Municipal Bond Fund	2,781,474

	TOTAL INVESTMENT COMPANIES (Cost $24,455,483)	$25,074,693

	TOTAL INVESTMENTS (Cost $24,455,483) - 97.1%	$25,074,693
	Other Assets in Excess of Liabilities - 2.9%	760,264

	TOTAL NET ASSETS - 100.0%	$25,834,957

Percentages are stated as a percent of net assets.

HCM Freedom Fund

Long Equity Swap Contracts

February 29, 2012 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate (Paid) Received	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	iShares S&P Preferred Stock Index Fund	51,200	$201,660	(0.45%)	2/11/2013	$1,259

The accompanying notes are an integral part of these financial statements.

8	DIREXION SEMI-ANNUAL REPORT

Statement of Assets and Liabilities

February 29, 2012 (Unaudited)

HCM Freedom Fund
Assets:
Investments, at market value (Note 2)	$25,074,693
Cash	730,374
Receivables:
Unrealized appreciation on swaps	1,259
Dividends and interest	76,616

Total Assets	25,882,942

Liabilities:
Payables:
Accrued investment advisory fees	20,419
Accrued distribution expense	16,335
Accrued operating services fees	11,231

Total Liabilities	47,985

Net Assets	$25,834,957

Net Assets Consist Of:
Capital stock	$45,102,054
Accumulated net investment loss	(31,636)
Accumulated net realized loss	(19,855,930)
Net unrealized appreciation on:
Investments	619,210
Swaps	1,259

Total Net Assets	$25,834,957

Calculation of Net Assets Value Per Share:
Net assets	$25,834,957
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,725,165
Net asset value, redemption and offering price per share	$14.98

Cost of Investments	$24,455,483

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Statement of Operations

For the Six Months Ended February 29, 2012 (Unaudited)

HCM Freedom Fund
Investment income:
Dividend income	$267,937
Interest income	2,086

Total investment income	270,023

Expenses:
Investment advisory fees	128,277
Distribution expenses	102,622
Operating services fees	70,553

Total expenses	301,452

Net investment loss	(31,429)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Investments	(388,229)
Futures	(354,379)
Swaps	(38,712)

(781,320)

Change in unrealized appreciation (depreciation) on:
Investments	619,210
Swaps	61,733

680,943

Net realized and unrealized loss on investments	(100,377)

Net decrease in net assets resulting from operations	$(131,806)

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Statement of Changes in Net Assets

	HCM Freedom Fund
	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Increase (Decrease) in net assets from:
Operations:
Net investment income (loss)	$(31,429)	$455,574
Net realized gain (loss) on investments	(781,320)	773,890
Capital gain distributions from regulated investment companies	—	47,131
Change in net unrealized appreciation (depreciation) on investments	680,943	(477,845)

Net increase (decrease) in net assets resulting from operations	(131,806)	798,750

Distributions to shareholders:
Net investment income	(152,356)	(862,997)

Total distributions to shareholders	(152,356)	(862,997)

Capital share transactions:
Net decrease in net assets resulting from net change in capital share transactions(a)	(229,075)	(1,526,530)

Total decrease in net assets from capital share transactions	(229,075)	(1,526,530)

Total increase (decrease) in net assets	(513,237)	(1,590,777)

Net assets:
Beginning of year/period	26,348,194	27,938,971

End of year/period	$25,834,957	$26,348,194

Undistributed (Accumulated) net investment income (loss), end of year/period	$(31,636)	$152,149

(a)	Summary of capital share transactions is as follows:

	HCM Freedom Fund
	Six Months Ended February 29, 2012 (Unaudited)		Year Ended August 31, 2011
	Shares	Value	Shares	Value
Shares sold	44,067	$649,687	105,255	$1,615,292
Shares issued in reinvestment of distributions	9,991	145,268	55,417	822,386
Shares redeemed	(69,453)	(1,024,030)	(259,160)	(3,964,208)

Net decrease	(15,395)	$(229,075)	(98,488)	$(1,526,530)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Financial Highlights

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/ Period	Net Investment Income (Loss)[2]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capita l Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/ Period	Total Return[3]		Net Assets, End of Year/ Period (,000)	Including Short Dividends		Excluding Short Dividends		Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[1]		Portfolio Turnover Rate[4]
Year/Period													Total Expenses[1]	Net Expenses[1]	Total Expenses[1]	Net Expenses[1]
HCM Freedom Fund
Six Months Ended February 29, 2012 (Unaudited)	$15.14	$(0.02)	$(0.05)	$(0.07)	$(0.09)	$—	$—	$(0.09)	$14.98	(0.47%	)[5]	$25,835	—	—	2.35%	2.35%	(0.25%	)	253%	[5]
Year ended August 31, 2011	15.19	0.25	0.18	0.43	(0.48)	—	—	(0.48)	15.14	2.88%		26,348	—	—	2.35%	2.35%	1.65%		249%
Year ended August 31, 2010	14.47	1.08	0.50	1.58	(0.86)	—	—	(0.86)	15.19	11.16%		27,939	—	—	2.35%	2.35%	7.20%		468%
Year ended August 31, 2009	14.68	0.01	0.40	0.41	(0.62)	—	—	(0.62)	14.47	2.83%		25,209	—	—	2.42%	2.43%	0.05%		1,311%
Year ended August 31, 2008	17.46	0.06	(0.70)	(0.64)	(2.14)	—	—	(2.14)	14.68	(4.43%	)	25,517	—	—	2.50%	2.45%	0.35%		2,886%
Year ended August 31, 2007	18.11	0.34	(0.11)	0.23	(0.88)	—	—	(0.88)	17.46	1.32%		28,642	—	—	2.18%	2.18%	1.98%		4,042%

[1]	Annualized.
[2]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[3]	All returns reflect reinvested dividends, if any, but do not reflect the impact of taxes.
[4]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps and futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[5]	Not annualized.

12	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

Notes to the Financial Statements

February 29, 2012 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 28 series of which 1 is included in this report: HCM Freedom Fund (the “Fund”). The Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The HCM Freedom Fund’s objective is long-term capital appreciation with lower volatility than the overall market by employing a dynamic asset allocation strategy. The Fund has great flexibility in deciding in what to invest and when to invest, and may invest in a broad range of equity and fixed income securities, both domestically and internationally, as well as derivative instruments of these securities.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of the Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by the Fund will be determined as of the time the Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAV on the valuation dates. Futures contracts are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by the Fund’s pricing service using the mean prices or, if such prices are unavailable, by a matrix pricing method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value of those securities whose closing prices were established before the Valuation Time.

b) Repurchase Agreements – The Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Fund was not invested in repurchase agreements at February 29, 2012.

c) Swap Contracts – The Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund enters into netting agreements with the counterparty. These agreements calculate the obligations of the parties on a “net basis”. The Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed

DIREXION SEMI-ANNUAL REPORT	13

with the same counterparty under such netting agreements. The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund). The Fund was invested in equity swap contracts at February 29, 2012.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest and commission paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities by the Fund to the counterparty. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps.”

The Fund collateralizes swap agreements with cash and certain securities as indicated on the Schedule of Investments. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by the Fund. The Fund does not net collateral. In the event of a default by the counterparty, the Fund will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Fund are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the swap agreement counterparty to the extent that posted collateral is insufficient. The Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is party to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov. Swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances included agreed upon net asset value and performance-based thresholds. The maximum exposure to the Fund in regard to potential counterparty default and credit-risk related contingent features at February 29, 2012 is as follows:

Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$201,660	$—	$201,660

d) Short Positions – The Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Fund was not invested in short positions at February 29, 2012.

e) Stock Index Futures Contracts and Options on Futures Contracts – The Fund may purchase and sell stock index futures contracts and options on such futures contracts. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign countries. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to

14	DIREXION SEMI-ANNUAL REPORT

the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Fund was not invested in options on futures contracts at February 29, 2012.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate all cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

h) Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income. No provision for federal income taxes has been made.

i) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Fund daily. Expenses are computed based on the Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

j) Distributions to Shareholders – The Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Fund during the six months ended February 29, 2012 and year ended August 31, 2011 were as follows:

	Six Months Ended February 29, 2012 (Unaudited)	Year Ended August 31, 2011
Distributions paid from:
Ordinary Income	$152,356	$862,997
Long-term capital gains	—	—

Total distributions paid	$152,356	$862,997

The Fund may designate as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended August 31, 2011. To the extent necessary to fully distribute such capital gains, the Fund also designates earnings and profits distributed to shareholders on the redemption of shares.

DIREXION SEMI-ANNUAL REPORT	15

As of August 31, 2011, the components of distributable earnings of the Fund on a tax basis was as follows:

HCM Freedom Fund
Net unrealized appreciation/(depreciation)	$—

Undistributed ordinary income	152,149
Undistributed long-term capital gain	—

Total distributable earnings	152,149

Other accumulated loss	(19,135,084)

Total accumulated loss	$(18,982,935)

Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis for investments for federal income tax purposes as of February 29, 2012 was as follows:

HCM Freedom Fund
Tax cost of investments	$24,455,483
Gross unrealized appreciation	628,242
Gross unrealized depreciation	(9,032)

Net unrealized appreciation/(depreciation)	$619,210

In order to meet certain excise tax distribution requirements, the Fund is required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Fund is permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, August 31, 2011.

At August 31, 2011, the Fund deferred, on a tax basis, $32,268 of post-October losses.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital los carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At August 31, 2011, the Fund had capital loss carryforwards on a tax basis of:

Expires
8/31/2014	8/31/2015	8/31/2016	8/31/2017	8/31/2018	Total
$6,321,052	$5,679,579	$1,637,612	$5,404,099	$—	$19,042,342

During the year ended August 31, 2011, the Fund utilized $813,880 of prior capital losses. To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryover.

The Fund follows authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Fund has reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position take or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of August 31, 2011, open Federal and state income tax years

16	DIREXION SEMI-ANNUAL REPORT

include the tax years ended August 31, 2009, August 31, 2010 and August 31, 2011. The Fund has no examination in progress. The Fund is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

k) Guarantees and Indemnifications – In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnification provisions pursuant to which the Fund agrees to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Fund has not had prior claims or losses in connection with these provisions and believes the risk of loss is remote.

l) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended February 29, 2012, the aggregate purchases and sales of investments (excluding short-term investments, swaps and futures contracts) were:

Purchases	Sales
$51,800,000	$26,956,288

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement: The Fund has entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, applied to the Fund’s average daily net assets at an annual rate of 1.00%.

In addition, the Adviser has entered into sub-advisory agreements with Horizon Capital Management, Inc. whereby the sub-advisor will direct investment activities of the Fund. The Adviser pays, out of the management fees it receives from the Fund, a fee for these sub-advisory services.

Operating Services Agreement: The Fund has entered into an Operating Service Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Fund will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.55%. The monthly fee is calculated on an annualized basis on the average net assets of the Fund.

Distribution Expenses: Shares are subject to an annual Rule 12b-1 fee of 0.80% for the Fund’s average daily net assets.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Fund’s shares. There were no Rule 12b-1 fees retained by the Distributor for the six months ended February 29, 2012. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Fund follows authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

DIREXION SEMI-ANNUAL REPORT	17

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of February 29, 2012:

	HCM Freedom Fund
Asset Class	Level 1	Level 2	Level 3	Total
Investment Companies — Fixed Income	$25,074,693	$—	$—	$25,074,693
Other Financial Instruments*	$—	$1,259	$—	$1,259

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund follows authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in Level 3 rollforward rather than as one net number.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended February 29, 2012. The Fund held no Level 3 securities during the year ended December 31, 2011. It is the Fund’s policy to recognize transfers into Level 3 at the value as of the beginning of the period.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Fund follows authoritative standards of accounting for derivative instruments which establish disclosure requirement for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Fund uses derivative instruments as part of its principal investment strategy to achieve its investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2012, the Fund was invested in equity swap contracts.

At February 29, 2012, the fair value of derivatives instruments were as follows:

Asset derivatives[1]
		Equity risk	Total
HCM Freedom Fund	Swap Contracts	$1,259	$1,259

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps.

Transactions in derivative instruments during the six months ended February 29, 2012, were as follows:

		Equity risk	Total
HCM Freedom Fund	Realized gain (loss)[1]
	Swap Contracts	$(354,379)	$(354,379)
	Futures Contracts	(38,712)	(38,712)
	Total realized gain (loss)	$(393,091)	$(393,091)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$61,733	$61,733

[1]	Statement of Operations location: Net unrealized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on swaps.

18	DIREXION SEMI-ANNUAL REPORT

For the six months ended February 29, 2012, the volume of the derivatives held by the Fund was as follows:

	Long Equity Swaps Contracts	Short Equity Swaps Contracts
HCM Freedom Fund	$667,220	$100,002

The Fund utilizes this volume of derivatives as a substitute for investing in comparable positions in underlying securities and/or as a means to limit exposure of the Fund’s position. During the six months ended February 29, 2012, the Fund invested in a short equity swap contracts towards the beginning of the period while investing in long equity swap contracts towards the end of the period.

7.	NEW ACCOUNTING PRONOUNCEMENT

In April 2011, FASB issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). This update is effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

In May 2011, FASB issued an update to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards. This update will require reporting entities to discloses the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the update will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this update and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENT

The Fund follows authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Fund to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Fund has evaluated subsequent events through the issuance of the Fund’s financial statements and has determined there is no impact to the Fund’s financial statements.

DIREXION SEMI-ANNUAL REPORT	19

DIREXION FUNDS

ADDITIONAL INFORMATION (UNAUDITED)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

20	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

TRUSTEES AND OFFICERS

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 69	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	29	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	163	None.

Gerald E. Shanley III Age: 68	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	163	None.

John Weisser Age: 70	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	163	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)

(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Funds

TRUSTEES AND OFFICERS

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Principal Officers of the Trust
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 43	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	134	N/A

Christopher Lewis Age: 41	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009– present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A

Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A

Angela Brickl Age: 35	Secretary	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP, May – August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 – August 2007.	N/A	N/A

(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 28 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 55 of the 134 funds currently registered with the SEC.

22	DIREXION SEMI-ANNUAL REPORT

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

DIREXION SEMI-ANNUAL REPORT	PN-1

SEMI-ANNUAL REPORT FEBRUARY 29, 2012

Advisor

Rafferty Asset Management, LLC

33 Whitehall St. 10th Floor

New York, NY 10004

Sub-Advisor

HCM Sub-Advisor

Horizon Capital Management, Inc.

141 Ridgeway Drive

Lafayette, LA 70503

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Direxion Funds

By (Signature and Title	/s/ DANIEL O’NEILL
Daniel D. O’Neill, President

Date 5/2/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ DANIEL O’NEILL
Daniel D. O’Neill, President

Date 5/2/12

By (Signature and Title)*	/s/ PATRICK RUDNICK
Patrick J. Rudnick, Principal Financial Officer

Date 5/2/12

*	Print the name and title of each signing officer under his or her signature.